SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.7%
Delaware — 1.9%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,274
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,093

		2,367

New Jersey — 81.7%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	920
Bergen County, GO
Callable 07/15/2027 @ 100
3.000%, 07/15/2029	1,000	1,115
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,520
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,095
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	478
5.000%, 01/15/2026	1,820	2,142
Carlstadt, School District, GO
5.000%, 05/01/2023	500	533
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	555
Essex County, GO
5.000%, 08/01/2025	2,500	2,908
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,190
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
Callable 07/01/2030 @ 100
5.000%, 07/01/2031	375	490
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	584
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,146
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,076

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	$500	$593
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	146
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,151
Monmouth County, GO
5.000%, 07/15/2025	3,280	3,813
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	492
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,214
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,493
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,025
5.000%, 06/15/2024	685	702
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	2,108
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,219
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,529
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,402
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2028	2,260	2,677
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,155

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	$1,000	$1,155
New Jersey State, Educational Facilities Authority, Ser A, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2033	1,360	1,722
New Jersey State, Educational Facilities Authority, Ser B, RB
5.000%, 03/01/2029	4,000	5,153
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,180
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,157
New Jersey State, Environmental Infrastructure Trust, RB
5.000%, 09/01/2023	1,000	1,083
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	875
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Health System, RB
5.000%, 07/01/2031	725	968
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (B)	1,000	1,028
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,390
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2023	1,000	1,073
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,311

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Meridian Health System Obligated Group, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	$985	$1,012
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,198
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2022	500	514
5.000%, 07/01/2025	1,000	1,158
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
Callable 04/01/2026 @ 101
5.000%, 07/01/2045 (A)	1,500	1,783
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
Callable 07/01/2031 @ 100
5.000%, 07/01/2032	1,225	1,634
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,250	1,599
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,092
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,568
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 12/01/2028	675	824
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	606
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	835	885

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	$200	$249
5.000%, 07/01/2029	270	344
New Jersey State, Institute of Technology, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	260	329
5.000%, 07/01/2031	375	473
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (B)	1,400	1,439
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
Callable 06/15/2031 @ 100
4.000%, 06/15/2034	925	1,092
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2030	1,000	1,245
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,505
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,603
5.250%, 12/15/2021 (C)	15	15
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,725
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,242
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,136
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,181
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,719
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2029	960	1,192

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (B)	$90	$92
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	815
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	428
5.000%, 06/15/2024	315	351
5.000%, 06/15/2025	250	289
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	633
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,184
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	625
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	615	642
Somerset County, Ser A&B, GO
Callable 08/01/2027 @ 100
3.000%, 08/01/2030	540	595
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	634
Sparta Township, Board of Education, GO
Pre-Refunded @ 100
5.000%, 02/15/2025 (B)	575	659
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2032	500	610
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	555	563
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	570

		99,618

New York — 11.3%
New York & New Jersey, Port Authority, AMT, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	4,000	4,624
New York & New Jersey, Port Authority, AMT, RB
Callable 11/01/2029 @ 100
5.000%, 11/01/2032	2,415	3,039

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	$2,000	$2,175
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,093
New York & New Jersey, Port Authority, Ser 223, AMT, RB
Callable 07/15/2031 @ 100
5.000%, 07/15/2033	2,165	2,841

		13,772

Pennsylvania — 2.8%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,781
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,561

		3,342

Total Municipal Bonds (Cost $114,312) ($ Thousands)		119,099

	Shares

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	2,972,159	2,972

Total Cash Equivalent (Cost $2,972) ($ Thousands)		2,972

Total Investments in Securities — 100.1% (Cost $117,284) ($ Thousands)		$122,071

Percentages are based on Net Assets of $121,995 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2021.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of November 30, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	119,099	–	119,099
Cash Equivalent	2,972	–	–	2,972

Total Investments in Securities	2,972	119,099	–	122,071

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2021 ($ Thousands)

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,865	$4,564	$(6,457)	$—	$—	$2,972	2,972,159	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.7%
California — 99.7%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,563
5.000%, 09/02/2025	990	1,153
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2023	2,160	2,339
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,431
5.000%, 02/01/2028	4,000	4,981
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,453
Burbank, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 12/01/2023	625	683
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
Callable 05/01/2031 @ 101
4.000%, 02/01/2052 (A)	5,000	6,055
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	512
5.000%, 04/01/2030	425	556
5.000%, 04/01/2031	470	628
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	468
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	757
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	830	895
California State, GO
5.000%, 08/01/2026	9,000	10,805
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,600
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,283
5.000%, 08/01/2031	5,000	6,147

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO
Callable 11/01/2030 @ 100
5.000%, 11/01/2031	$7,500	$9,990
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,773
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,865
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	409
5.000%, 06/01/2026	350	358
California State, Health Facilities Financing Authority, City of Hope Project, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2027	1,200	1,359
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,045
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	5,166
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2039 (A)	1,500	1,857
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	2,181
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,244
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	605
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	970	1,119
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,451	1,744

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	$1,000	$1,090
5.000%, 11/01/2030	3,000	4,007
California State, Infrastructure & Economic Development Bank, Ser B, RB
Callable 08/01/2029 @ 100
5.000%, 11/01/2029	2,125	2,754
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2024	500	548
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,244
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,141
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	576
5.000%, 07/01/2027	1,170	1,427
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	534
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
Callable 10/01/2026 @ 100
4.000%, 10/01/2029	1,260	1,440
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
Callable 06/30/2028 @ 100
5.000%, 12/31/2028	1,000	1,227
5.000%, 06/30/2029	1,300	1,586
5.000%, 12/31/2029	1,000	1,213
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	577
5.000%, 06/01/2026	310	370
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	886
5.000%, 05/15/2030	900	1,161

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	$500	$592
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	2,033
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,176
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,005	2,476
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,045
California State, School Facilities Project, GO
Callable 11/01/2023 @ 100
5.000%, 11/01/2029	3,000	3,270
California State, School Finance Authority, Aspire Public Schools, RB
5.000%, 08/01/2023 (B)	760	816
5.000%, 08/01/2023 (B)(C)	65	70
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
Callable 05/15/2031 @ 100
4.000%, 05/15/2046	1,000	1,159
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2023	500	540
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	5,166
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB
Callable 01/07/2022 @ 100
3.000%, 07/01/2025	875	877
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,263

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, University Systemwide, Ser B-2-REMK, GO
Callable 05/01/2026 @ 100
0.550%, 11/01/2049 (A)	$3,000	$2,963
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	6,048
5.000%, 03/01/2029	1,300	1,665
California State, Various Purpose, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	2,000	2,073
California State, Various Purpose, GO
Callable 04/01/2023 @ 100
5.000%, 10/01/2029	4,130	4,389
California State, Various Purpose, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	3,000	3,278
California State, Various Purpose, GO
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,230	1,593
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,407
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100
6.000%, 05/01/2034	2,750	3,118
Chabot-Las Positas, Community College District, Ser B, GO
Callable 08/01/2029 @ 100
3.000%, 08/01/2030	1,250	1,420
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	1,325	1,501
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,148
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
Callable 03/15/2029 @ 100
3.050%, 04/15/2034	1,475	1,616
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,709
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025	3,365	3,876
5.000%, 06/01/2026	1,500	1,782
5.000%, 06/01/2027	5,000	6,100
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
Callable 09/01/2028 @ 100
5.000%, 09/01/2029	2,275	2,852

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	$730	$827
5.000%, 11/01/2025	1,000	1,173
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	708
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,150
5.000%, 05/01/2026	500	593
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	487
5.000%, 08/01/2025	570	661
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,197
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,298
5.000%, 05/15/2027	2,000	2,422
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,115
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,723
Long Beach, Marina Revenue, RB
5.000%, 05/15/2022	900	918
5.000%, 05/15/2023	700	741
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	727
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,882
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,265
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser D, AMT, RB
5.000%, 05/15/2026	1,000	1,184
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	6,990	8,488
5.000%, 05/15/2028	1,000	1,242
5.000%, 05/15/2029	3,000	3,808

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	$1,000	$1,180
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,299
Los Angeles, Department of Airports, Ser D, RB
5.000%, 05/15/2025	1,170	1,352
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,162
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	2,000	2,322
5.000%, 07/01/2026	1,000	1,200
5.000%, 07/01/2029	3,940	5,107
Los Angeles, Unified School District, Ser A, GO
Callable 01/01/2031 @ 100
5.000%, 07/01/2031	5,000	6,687
Los Angeles, Unified School District, Ser B1, GO
Callable 01/01/2028 @ 100
5.000%, 07/01/2029	1,000	1,244
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,252
Northern California, Tobacco Securitization Authority, RB
Callable 12/01/2030 @ 100
4.000%, 06/01/2049	1,500	1,707
Palm Desert, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,351
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
Callable 06/01/2025 @ 100
5.000%, 06/01/2028	1,100	1,255
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,236
Redlands, Unified School District, San Bernadino County, GO
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,235

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	$560	$650
5.000%, 10/01/2026	500	598
Riverside, Unified School District, Ser B, GO
Callable 08/01/2027 @ 100
4.000%, 08/01/2028	1,000	1,177
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	596
5.000%, 09/01/2025	1,000	1,169
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,197
Sacramento County, Sanitation Districts Financing Authority, RB
5.000%, 12/01/2028	1,000	1,284
5.000%, 12/01/2029	500	657
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,024
Sacramento, Municipal Utility District, Financing Authority, Cosumnes Project, Ser D, RB
5.000%, 08/15/2026	1,000	1,207
Sacramento, Municipal Utility District, RB
5.000%, 07/01/2024	500	560
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,274
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,134
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	576
5.000%, 07/01/2026	400	475
5.000%, 07/01/2027	500	609
5.000%, 07/01/2031	5,000	6,565
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,211
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,356
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,493

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Diego County, Water Authority, Sub-Ser S1, RB
Callable 03/15/2028 @ 100
5.000%, 05/01/2028	$2,500	$3,157
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,216
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2029	300	389
5.000%, 10/15/2030	400	531
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,163
San Diego, Unified School District, Ser E-2, GO
5.000%, 07/01/2031	1,000	1,355
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	580
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
Callable 08/01/2029 @ 100
4.000%, 08/01/2031	2,000	2,454
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,927
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,153
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2031	2,500	3,351
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
Callable 05/01/2031 @ 100
5.000%, 05/01/2032	2,500	3,325
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,548

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	$425	$457
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,219
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,753
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser, RB
5.000%, 11/01/2026	4,500	5,455
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,335
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,139
5.000%, 03/01/2026	1,780	2,093
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	641
5.000%, 03/01/2030	700	915
5.000%, 03/01/2031	860	1,148
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,234
San Mateo-Foster City, Public Financing Authority, Ser B, RB
5.000%, 08/01/2025	1,500	1,746
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
Callable 08/01/2026 @ 100
3.000%, 08/01/2032	1,000	1,078
3.000%, 08/01/2033	2,580	2,778
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,675
Solano County, COP
5.000%, 11/01/2025	700	822
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Pre-Refunded @ 100
5.000%, 03/01/2022 (D)	725	734
South Orange County, Public Financing Authority, Ser A, Special Tax Callable 01/07/2022 @ 102
5.000%, 08/15/2023	725	744
5.000%, 08/15/2024	1,000	1,026

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	$1,400	$1,630
Southern California, Metropolitan Water District, Sub-Ser A, RB
5.000%, 07/01/2023	1,500	1,613
Southern California, Public Power Authority, Magnolia Power Project, RB
5.000%, 07/01/2024	1,120	1,254
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	1,062
Southern California, Public Power Authority, Natural Gas Project, Ser A, RB
5.250%, 11/01/2025	2,930	3,442
Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB
Callable 01/01/2024 @ 100
5.000%, 04/01/2024	1,000	1,098
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	496
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,197
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,194
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	680
4.000%, 08/01/2028	435	514
4.000%, 08/01/2029	735	882
4.000%, 08/01/2030	1,320	1,603
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,183
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,078
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	641
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,224
University of California, Ser AM, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,114
University of California, Ser BE, RB
5.000%, 05/15/2028	1,000	1,267

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Upland, Community Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	$1,280	$1,487
Western, Municipal Water District Facilities Authority, Ser A, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2033	2,000	2,664
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	1,430	1,671

Total Municipal Bonds (Cost $345,564) ($ Thousands)		359,971

	Shares

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	4,545,173	4,545

Total Cash Equivalent (Cost $4,545) ($ Thousands)		4,545

Total Investments in Securities — 101.0% (Cost $350,109) ($ Thousands)		$364,516

Percentages are based on Net Assets of $361,032 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2021.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $2,919 ($ Thousands), representing 0.8% of the Net Assets of the Fund.

(C)	Security is escrowed to maturity.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

California Municipal Bond Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	359,971	–	359,971
Cash Equivalent	4,545	–	–	4,545

Total Investments in Securities	4,545	359,971	–	364,516

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,333	$ 16,548	$(14,336)	$ —	$ —	$4,545	4,545,173	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.1%
Alabama — 1.8%
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 09/01/2027 (A)	$2,000	$2,482
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,192
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2023	225	242
5.000%, 07/01/2024	325	363
5.000%, 07/01/2028	1,075	1,345
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2027 (A)	3,265	3,969
Black Belt, Energy Gas District, RB
Callable 09/01/2031 @ 101
4.000%, 06/01/2051 (B)	5,570	6,801
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,867
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (B)	5,000	5,594
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	4,074
5.000%, 09/01/2031	3,140	4,026
5.000%, 09/01/2034	2,000	2,678
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (B)	5,000	5,367
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	795

		41,795

Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,819
Northern Alaska, Tobacco Securitization, Ser A, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2036	615	736

		2,555

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona — 3.0%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	$3,000	$3,436
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,587
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,567
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (C)	1,805	2,192
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103
7.750%, 07/01/2050 (C)	3,560	4,267
Arizona State, Industrial Development Authority, Phoenix Children’s Hospital, RB
Callable 02/01/2030 @ 100
4.000%, 02/01/2050	460	531
Arizona State, Industrial Development Authority, RB
Callable 11/01/2031 @ 100
4.000%, 11/01/2036	4,570	5,423
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,375	3,780
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (B)	4,000	4,144
Coconino County, Pollution Control, Nevada Power Company, Ser B, RB
1.650%, 03/01/2039 (B)	2,000	2,032
Glendale, Industrial Development Authority, Inspirata Pointe Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2041	1,000	1,137
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,708

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (C)	$1,560	$1,552
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2033	3,930	4,782
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	691
5.000%, 07/01/2029	250	288
5.000%, 07/01/2030	500	576
5.000%, 07/01/2032	1,095	1,262
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	3,100	3,900
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	426
5.000%, 07/01/2032	115	138
5.000%, 07/01/2033	355	424
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (C)	870	892
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2026 @ 100
4.000%, 06/15/2041 (C)	740	774
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,503
5.250%, 12/01/2026	4,510	5,406
5.000%, 12/01/2032	2,500	3,303
5.000%, 12/01/2037	1,000	1,402
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	398
4.000%, 12/01/2028	365	412
4.000%, 12/01/2029	385	436
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (C)	900	983

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.000%, 10/01/2037 (C)	$1,200	$1,328
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,076

		68,756

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Pre-Refunded @ 100
5.000%, 11/01/2024 (A)	2,610	2,957
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,736
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,736
Fort Smith, Water & Sewer Revenue, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2035	1,500	1,864

		8,293

California — 7.8%
Bay Area, Toll Authority, RB
Callable 12/21/2021 @ 100
2.250%, 04/01/2045 (B)	1,500	1,503
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	231
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
Callable 05/01/2031 @ 101
4.000%, 02/01/2052 (B)	4,600	5,570
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (A)	1,910	2,178
California State, Enterprise Development Authority, M@College Project, Ser A, RB
Callable 08/01/2030 @ 100
5.000%, 08/01/2045	370	450
California State, GO
5.000%, 10/01/2024	2,000	2,261
5.000%, 08/01/2026	3,880	4,658

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	$5,000	$5,731
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	2,909
California State, GO
Callable 11/01/2025 @ 100
4.000%, 11/01/2041	360	402
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,609
5.000%, 09/01/2029	1,500	1,804
5.000%, 09/01/2030	3,395	4,083
California State, GO
Callable 09/01/2031 @ 100
5.000%, 09/01/2041	2,190	2,911
California State, Health Facilities Financing Authority, Cedars-Sinai Health System, RB
Callable 08/15/2031 @ 100
4.000%, 08/15/2040	620	748
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,502
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,371
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	2,000	2,486
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,971	3,391
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
Callable 08/15/2027 @ 100
4.000%, 08/15/2037	1,055	1,161
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
Callable 05/15/2031 @ 100
4.000%, 05/15/2034	1,170	1,403
California State, Public Finance Authority, Enso Village Project, RB
Callable 05/15/2023 @ 100
2.375%, 11/15/2028 (C)	355	359

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	$1,000	$1,056
California State, Public Works Board, Judicial Council Project, Ser D, RB
5.250%, 12/01/2025	1,185	1,185
California State, Public Works Board, Riverside Campus Project, Ser S, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,213
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,173
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	5,827
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	310	329
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (C)	2,315	2,659
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,022
California State, Various Purpose, GO
5.000%, 04/01/2032	1,970	2,696
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	2,999
5.000%, 08/01/2030	6,500	7,794
5.000%, 08/01/2035	3,000	3,586
California State, Various Purpose, GO
Callable 04/01/2029 @ 100
5.000%, 04/01/2033	7,900	10,057
Cathedral, Redevelopment Agency, Successor Agency, Sub-Ser, TA
4.000%, 08/01/2023	215	227
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
Callable 08/01/2030 @ 100
4.000%, 08/01/2033	750	892
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	239

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (A)	$915	$980
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	3,000	3,474
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,450	1,723
5.000%, 06/01/2027	2,875	3,507
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	4,960	6,030
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 12/23/2021 @ 23
12.877%, 06/01/2047 (D)	6,850	1,563
Inland Empire, Tobacco Securitization, Ser E, RB
Callable 12/23/2021 @ 7
8.402%, 06/01/2057 (C)(D)	77,400	5,434
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 03/01/2022	625	632
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,430
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	956
5.000%, 05/15/2032	500	568
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,500	1,863
Los Angeles, Department of Water & Power, Power System Project, Ser A-1, RB
Callable 01/03/2022 @ 100
0.020%, 07/01/2050 (B)	600	600
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,733

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Sub-Ser B-4-REMK, RB
Callable 01/03/2022 @ 100
0.020%, 07/01/2035 (B)	$400	$400
Northern California, Tobacco Securitization Authority, RB
Callable 12/01/2030 @ 100
4.000%, 06/01/2049	2,000	2,277
Riverside County, Transportation Commission, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2038	1,000	1,200
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	500	619
Sacramento, Airport System Revenue, Sub-Ser E, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	1,000	1,236
Sacramento, Water Revenue, RB
Pre-Refunded @ 100
5.000%, 09/01/2023 (A)	1,395	1,511
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	390
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2031 @ 100
4.000%, 07/01/2046	1,900	2,214
San Diego County, Water Authority, Ser B, RB
Callable 05/01/2031 @ 100
4.000%, 05/01/2038	4,875	5,996
San Francisco City & County, Airport Commission San Francisco International Airport, Ser A, AMT, RB
Callable 05/01/2031 @ 100
5.000%, 05/01/2032	1,305	1,709
San Francisco City & County, Airport Commission San Francisco International Airport, Ser B, RB
Callable 05/01/2031 @ 100
5.000%, 05/01/2035	3,000	3,958
5.000%, 05/01/2036	2,320	3,051
San Francisco City & County, Ser D-1, GO
Callable 06/15/2028 @ 100
4.000%, 06/15/2039	1,580	1,858
4.000%, 06/15/2040	1,640	1,926

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Callable 01/15/2025 @ 100
5.000%, 01/15/2029	$1,165	$1,317
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	5,770
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,070
5.000%, 09/01/2031	1,815	2,142

		176,812

Colorado — 3.2%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	412
5.000%, 06/15/2031	500	588
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (B)	2,500	3,024
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
Callable 11/15/2031 @ 100
4.000%, 11/15/2050	5,000	5,933
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,500	1,887
5.000%, 08/01/2037	2,000	2,496
5.000%, 08/01/2038	1,000	1,246
4.000%, 08/01/2037	1,500	1,758
4.000%, 08/01/2038	1,250	1,460
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
Callable 12/01/2027 @ 103
4.000%, 12/01/2040	205	237
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	3,235
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (B)	6,425	7,770

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
Callable 11/01/2028 @ 100
3.875%, 05/01/2050	$1,095	$1,200
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2030	1,250	1,521
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,201
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	10,964
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 12/01/2028 @ 100
5.000%, 12/01/2031	2,000	2,467
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,190
5.250%, 11/15/2032	1,010	1,102
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2030	1,465	1,721
Denver City & County, Convention Center Expansion Project, Ser A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2032	1,360	1,596
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,198
Denver, Convention Center Hotel Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2029	400	468
5.000%, 12/01/2031	855	994
5.000%, 12/01/2032	1,200	1,393
5.000%, 12/01/2034	1,000	1,157
5.000%, 12/01/2035	800	922
5.000%, 12/01/2036	600	688
Dominion, Water & Sanitation District, RB
Callable 01/07/2022 @ 102
5.250%, 12/01/2027	665	681
E-470, Public Highway Authority, Ser B, RB
Callable 06/01/2024 @ 100
0.384%, 09/01/2039 (B)	610	611

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Park Creek, Metropolitan District, Ser A, RB, AGM
Callable 12/01/2029 @ 100
4.000%, 12/01/2032	$1,000	$1,206
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	748
4.000%, 07/15/2033	1,000	1,241
Regional Transportation District, Eagle P3 Project, RB
Callable 01/15/2031 @ 100
5.000%, 07/15/2031	1,200	1,552
5.000%, 07/15/2032	2,310	2,975
4.000%, 07/15/2038	700	826
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (B)	270	284
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
Callable 12/15/2024 @ 103
5.000%, 12/15/2026	220	254

		72,206

Connecticut — 1.2%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
Callable 12/01/2026 @ 102
5.000%, 12/01/2036	1,230	1,457
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,074
5.000%, 07/01/2036	700	833
Connecticut State, Health & Educational Facilities Authority, University of Hartford Project, RB
5.000%, 07/01/2026	255	296
Connecticut State, Health & Educational Facilities Authority, Univesrity of Hartford Project, RB
5.000%, 07/01/2025	390	442
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100
5.000%, 10/15/2025	4,500	4,888
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,941
Connecticut State, Ser E, GO
Callable 09/15/2028 @ 100
5.000%, 09/15/2029	5,000	6,322

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Special Tax Obligation, RB
Callable 05/01/2030 @ 100
5.000%, 05/01/2031	$1,000	$1,304
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,795
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,255
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,000	2,521

		27,128

District of Columbia — 0.9%
District of Columbia, Ser D, GO
Callable 12/01/2026 @ 100
5.000%, 06/01/2033	2,500	3,010
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,438
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	5,507
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	2,921
Metropolitan Washington, Airports Authority, Sub-Ser, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	1,000	1,158
4.000%, 10/01/2036	1,500	1,735
4.000%, 10/01/2038	1,000	1,152
Washington Metropolitan, Transit Authority, Ser A, RB
Callable 07/15/2031 @ 100
4.000%, 07/15/2039	3,000	3,638

		21,559

Florida — 6.3%
Alachua County, Celebration Pointe, Community Development District No. 1, SAB
4.750%, 05/01/2024	200	214

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Alachua County, Health Facilities Authority, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2037 (B)	$4,000	$4,686
Alachua County, Health Facilities Authority, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2030	1,500	1,926
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,575
5.000%, 10/01/2035	2,000	2,421
Broward County, Airport System Revenue, GO
5.000%, 07/01/2027	2,885	3,561
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	1,000	1,273
Broward County, Port Facilities Revenue, Ser C, RB
5.000%, 09/01/2028	1,000	1,262
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	6,251
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	434
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,532
Central Florida, Expressway Authority, RB, AGM
5.000%, 07/01/2027	2,900	3,577
Central Florida, Expressway Authority, RB, AGM
Callable 07/01/2031 @ 100
4.000%, 07/01/2034	770	949
Central Florida, Expressway Authority, Ser D, RB, AGM
Callable 07/01/2031 @ 100
5.000%, 07/01/2035	1,500	1,980
Escambia County, Health Facilities Authority, RB
Callable 02/15/2030 @ 100
4.000%, 08/15/2050	2,540	2,839
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
7.000%, 04/01/2035 (E)	1,205	663

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
Callable 12/01/2028 @ 100
5.250%, 12/01/2043 (C)	$3,000	$3,464
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	15,000	17,011
Florida State, Department of Transportation, Right of Way Project, GO
Callable 07/01/2028 @ 100
4.000%, 07/01/2033	5,000	5,954
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
Callable 01/01/2024 @ 107
7.375%, 01/01/2049 (C)	2,825	3,080
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	335
5.000%, 04/01/2027	325	392
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 01/07/2022 @ 103
6.500%, 01/01/2049 (B)(C)	1,000	1,021
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,513
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,159
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,669
Florida State, Sunshine Skyway Bridge, Ser A, RB
Callable 07/01/2029 @ 100
4.000%, 07/01/2033	2,930	3,449
Florida State, Village Community Development District No. 13, SAB
1.800%, 05/01/2026	545	548
Greater Orlando, Aviation Authority, Ser A, AMT, RB
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,500	1,904

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	$3,695	$4,336
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	4,804
JEA Electric System Revenue, Ser Three, RB
Callable 04/01/2030 @ 100
5.000%, 10/01/2035	3,000	3,852
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (A)	970	1,053
JEA Water & Sewer System Revenue, Ser A, RB
Callable 04/01/2030 @ 100
5.000%, 10/01/2035	1,000	1,291
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,883
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	1,949
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,736
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	488
5.000%, 04/01/2031	910	1,033
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,001
Miami-Dade County, Seaport Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 10/01/2023 (A)	1,330	1,457
Miami-Dade County, Water & Sewer System Revenue, RB
Callable 04/01/2031 @ 100
4.000%, 10/01/2034	1,750	2,133
Orange County, Convention Center, RB
5.000%, 10/01/2024	310	349
Orange County, Convention Center, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2026	755	877

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	$3,270	$3,885
Orlando, Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	4,288
Osceola County, Transportation Revenue, Ser A-2, RB
2.529%, 10/01/2027 (D)	360	331
2.388%, 10/01/2026 (D)	275	258
2.175%, 10/01/2025 (D)	125	120
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	5,850	6,907
Palm Beach County, Health Facilities Authority, Toby & Leon Cooperman, RB
2.625%, 06/01/2025	1,075	1,096
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,795
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
Callable 12/15/2027 @ 103
4.000%, 12/15/2046	305	333
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 05/15/2022 @ 100
3.750%, 11/15/2025	835	838
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103
5.250%, 11/15/2039	3,660	4,043
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2031	3,000	3,665
Tampa, Cigarette Tax Allocation, Ser A, RB
Callable 09/01/2030 @ 80
3.875%, 09/01/2036 (D)	305	202
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	900

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
Callable 10/15/2029 @ 100
4.000%, 10/15/2035	$270	$314
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
Callable 10/01/2031 @ 100
5.000%, 10/01/2035	550	715

		143,574

Georgia — 2.5%
Appling County, Development Authority, Oglethorpe Power Corp. Hatch Project, RB
1.500%, 01/01/2038 (B)	300	308
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (A)	5,010	5,785
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.250%, 11/01/2023 (A)	1,000	1,095
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
1.550%, 12/01/2049 (B)	2,750	2,774
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
1.500%, 01/01/2040 (B)	785	805
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	2,875	2,954
5.000%, 07/01/2024	1,075	1,200
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,197
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
Callable 01/01/2031 @ 100
4.000%, 01/01/2054	1,500	1,700
Georgia State, Main Street Natural Gas, Ser A, RB
Callable 06/01/2027 @ 101
4.000%, 07/01/2052 (B)	1,205	1,392
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,421

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
0.816%, 04/01/2048 (B)	$1,865	$1,874
Georgia State, Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100
4.000%, 03/01/2050 (B)	6,640	7,552
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (B)	4,000	4,263
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	873
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2032	1,025	1,262
5.000%, 01/01/2035	1,500	1,838
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
Callable 01/01/2030 @ 100
4.000%, 01/01/2038	585	682
4.000%, 01/01/2041	170	197
4.000%, 01/01/2046	500	574
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,893
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	607
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,509
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,836
5.000%, 07/01/2027	1,390	1,546
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
1.000%, 07/01/2049 (B)	730	731

		55,868

Hawaii — 0.5%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	3,000	3,666

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hawaii State, Ser FW, GO
Callable 01/01/2029 @ 100
4.000%, 01/01/2034	$2,000	$2,355
4.000%, 01/01/2037	4,500	5,269

		11,290

Idaho — 0.3%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	430	455
Idaho State, Health Facilities Authority, St. Luke’s Health System Project, RB
5.000%, 03/01/2030	500	644
5.000%, 03/01/2031	320	420
5.000%, 03/01/2032	500	668
Idaho State, Health Facilities Authority, St. Luke’s Health System Project, RB
Callable 03/01/2032 @ 100
4.000%, 03/01/2033	575	700
3.000%, 03/01/2051	1,200	1,250
Idaho State, Housing & Finance Association, Anser of Idaho Inc Project, Ser OF, RB
Callable 05/01/2031 @ 100
3.000%, 05/01/2041	1,500	1,594
Idaho State, Housing & Finance Association, Garvee, Ser A, RB
5.000%, 07/15/2029	835	1,073

		6,804

Illinois — 9.9%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
1.620%, 01/01/2025 (D)	325	317
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,103
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,638
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2038	1,500	1,779
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2036	1,290	1,580

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O’Hare International Airport, Ser A, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2032	$750	$955
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,526
5.000%, 01/01/2032	5,840	6,604
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	4,085
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2031	740	947
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,871
Chicago, Airport Authority, O’Hare International Airport, Ser E, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2032	510	649
Chicago, Board of Education, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	589
5.000%, 04/01/2034	620	728
5.000%, 04/01/2036	445	521
5.000%, 04/01/2037	725	848
Chicago, Board of Education, Ser A, GO
Callable 12/01/2030 @ 100
5.000%, 12/01/2032	400	508
5.000%, 12/01/2033	690	872
5.000%, 12/01/2034	345	435
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	786
5.000%, 12/01/2028	100	123
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,840	3,381
Chicago, Board of Education, Ser D, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2031	2,840	3,403
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	640	764
Chicago, Midway International Airport, Ser A, AMT, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2028	2,970	3,240

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/2024	$1,000	$1,075
Chicago, Ser A, GO
5.000%, 01/01/2023	355	372
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,343
Chicago, Ser A, GO
Callable 01/01/2029 @ 100
5.500%, 01/01/2035	3,020	3,836
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,311
Chicago, Transit Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	1,500	1,777
Chicago, Transit Authority, Ser A, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2045	550	682
4.000%, 12/01/2050	2,000	2,302
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,178
Chicago, Waterworks Revenue, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2027	2,360	2,842
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,115
5.000%, 11/01/2034	1,500	1,669
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
Callable 11/01/2027 @ 100
5.000%, 11/01/2035	5,000	6,110
Cook County, Ser A, GO
Callable 11/15/2030 @ 100
5.000%, 11/15/2033	450	587
Cook County, Ser B, GO
4.000%, 11/15/2026	730	842
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,894
Cook County, Tax Revenue Authority, Ser A, RB
Callable 11/15/2030 @ 100
5.000%, 11/15/2031	560	741
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (A)	3,310	3,731

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Advocate Health Care Project, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (A)	$5,550	$5,941
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2037	1,500	1,756
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,181
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2050 (B)	605	671
Illinois State, Finance Authority, Illinois Institute of Technology, RB
5.000%, 09/01/2022	175	181
Illinois State, Finance Authority, Northwestern University, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2026	2,500	2,922
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,059
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,195
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,276
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	572
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	307
5.000%, 02/15/2030	390	455
5.000%, 02/15/2032	265	308
Illinois State, GO
5.500%, 05/01/2030	3,750	4,897
5.375%, 05/01/2023	165	176
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2036	1,215	1,228

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, GO
Callable 02/01/2024 @ 100
5.250%, 02/01/2030	$3,350	$3,675
5.250%, 02/01/2032	935	1,025
5.250%, 02/01/2033	735	806
Illinois State, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	3,472
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,766
Illinois State, Rebuild Illinois Program, Ser B, GO
Callable 11/01/2029 @ 100
4.000%, 11/01/2035	2,800	3,228
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,405
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	2,005
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,332
5.500%, 07/01/2023	2,095	2,266
Illinois State, Ser A, GO
5.000%, 03/01/2029	895	1,111
Illinois State, Ser A, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	780	928
Illinois State, Ser A, GO
Callable 03/01/2031 @ 100
5.000%, 03/01/2034	3,000	3,824
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,692
Illinois State, Ser B, GO
Callable 10/01/2030 @ 100
5.000%, 10/01/2031	810	1,029
4.000%, 10/01/2035	4,020	4,701
Illinois State, Ser C, GO
Callable 10/01/2030 @ 100
4.000%, 10/01/2037	215	250
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,085
5.000%, 11/01/2025	1,585	1,836
5.000%, 11/01/2027	2,450	2,963
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,000	1,208

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	$1,500	$1,899
Illinois State, Toll Highway Authority, RB
5.000%, 01/01/2029	1,315	1,664
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,187
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,329
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,367
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	974
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	266
5.000%, 02/01/2027	1,055	1,266
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,460
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,936
Metropolitan Chicago, Water Reclamation District, Ser C, GO
5.000%, 12/01/2024	640	726
Metropolitan Chicago, Water Reclamation District, Ser D, GO
5.000%, 12/01/2031	1,500	2,022
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	300
5.000%, 12/15/2032	255	306
5.000%, 12/15/2033	300	359
5.000%, 12/15/2034	400	477
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2031 @ 100
4.000%, 12/15/2042	9,395	10,745
Railsplitter, Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	7,173

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2027	$2,000	$2,405
5.000%, 01/01/2028	380	469
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,588
5.000%, 01/01/2037	1,000	1,215
Sales Tax Securitization, Ser A, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2036	3,750	4,764
Sales Tax Securitization, Ser A, RB, BAM
Callable 01/01/2030 @ 100
5.000%, 01/01/2037	200	258
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,396
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,235

		224,177

Indiana — 1.8%
Crown Point, Multi School Building, RB
5.000%, 01/15/2029	2,940	3,716
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	2,059
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,328
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,271
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
Callable 10/01/2031 @ 100
5.000%, 10/01/2032	5,025	6,769
4.000%, 10/01/2035	2,725	3,357
Indiana State, Housing & Community Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 100
3.000%, 07/01/2051	340	365
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
Callable 07/01/2029 @ 100
3.250%, 07/01/2049	500	533

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2032	$1,250	$1,412
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	2,000	2,462
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,039
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,815
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (B)	5,000	5,664

		40,790

Iowa — 0.2%
Iowa State, Finance Authority, Lifespace Communities Project, RB
Callable 12/15/2021 @ 100
2.875%, 05/15/2049	5	5
Iowa State, Finance Authority, Single Family Mortgage-Backed Program, Ser B, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 100
3.000%, 07/01/2051	1,130	1,216
Iowa State, Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	199
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2035	1,075	1,298
4.000%, 06/01/2038	300	359
4.000%, 06/01/2039	600	717
4.000%, 06/01/2040	300	358
PEFA, Gas Project Revenue, RB
Callable 06/01/2026 @ 101
5.000%, 09/01/2049 (B)	1,000	1,180

		5,332

Kansas — 0.4%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	4,058

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	$4,000	$4,086
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027 (E)	955	964

		9,108

Kentucky — 1.6%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (B)	15,280	16,396
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2026 @ 101
4.000%, 12/01/2050 (B)	1,775	2,011
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.000%, 01/01/2049 (B)	15,725	17,267
Louisville & Jefferson County, Metropolitan Government & Health System, RB
Callable 07/01/2026 @ 101
5.000%, 10/01/2047 (B)	1,175	1,410

		37,084

Louisiana — 1.2%
East Baton Rouge, Sewerage Commission, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2025 (A)	1,000	1,144
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/15/2024 (A)	3,500	3,913
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,582
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,260	1,541
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2036	1,550	1,929

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	$3,000	$3,387
5.000%, 01/01/2032	2,100	2,352
5.000%, 01/01/2033	2,100	2,352
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,029
5.000%, 07/15/2027	1,750	1,800
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	623
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (B)	1,000	1,046
2.125%, 06/01/2037 (B)	2,750	2,841
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (B)	590	622

		28,161

Maine — 0.0%
Maine, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
Callable 07/01/2031 @ 100
4.000%, 07/01/2035	195	237
4.000%, 07/01/2037	265	321

		558

Maryland — 1.3%
Maryland State, Community Development Administration, Ser C, RB
Callable 03/01/2029 @ 100
3.500%, 03/01/2050	525	567
Maryland State, Department of Transportation, RB
Callable 10/01/2027 @ 100
4.000%, 10/01/2032	1,500	1,757
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,423
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,112

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	$5,000	$6,049
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,751
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	4,850	5,876
Montgomery County, Ser A, GO
Pre-Refunded @ 100
5.000%, 11/01/2024 (A)	1,625	1,843
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	3,081

		28,459

Massachusetts — 2.6%
Massachusetts State, Development Finance Agency, Caregroup Project, Ser H-1, RB
5.000%, 07/01/2025	1,500	1,733
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (C)	120	136
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,435
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 07/01/2034	1,325	1,634
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	145	170
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,590
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2022	300	312
5.000%, 10/01/2023	300	324

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	$1,000	$1,117
5.000%, 07/01/2030	1,125	1,432
5.000%, 07/01/2031	1,500	1,938
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,834
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	465	554
5.000%, 07/01/2028	1,750	2,128
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,139
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	2,889
Massachusetts State, Housing Finance Agency, Ser 221, RB
Callable 06/01/2030 @ 100
3.000%, 12/01/2050	360	388
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	549
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
Callable 01/01/2032 @ 100
5.000%, 07/01/2032	440	595
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,330	1,673
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,855	2,241
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,440
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,594
Massachusetts State, Ser A, GO
Callable 01/01/2029 @ 100
5.000%, 01/01/2035	5,500	6,959

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Ser D, GO
Callable 05/01/2029 @ 100
4.000%, 05/01/2034	$6,500	$7,783
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2037	1,050	1,164
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	3,000	3,737
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,444

		58,932

Michigan — 2.0%
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,360
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,908
Imlay, Community Schools, Ser I, GO
5.000%, 05/01/2029	420	541
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,136
5.000%, 07/01/2023	2,500	2,679
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,117
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	2,937
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,555
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,138
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,000	2,463

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	$235	$236
0.400%, 10/15/2023	650	650
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
Callable 05/15/2030 @ 100
5.000%, 11/15/2047	345	435
Michigan State, Housing Development Authority, Ser B, RB
Callable 12/01/2028 @ 100
3.750%, 06/01/2050	255	278
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
Callable 12/31/2028 @ 100
5.000%, 12/31/2031	3,500	4,307
Utica, Community Schools, GO
5.000%, 05/01/2025	2,500	2,880
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,518
5.000%, 12/01/2031	1,800	2,102

		44,240

Minnesota — 0.5%
Apple Valley, Senior Living Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,320	1,321
5.500%, 01/01/2031	1,085	1,086
5.250%, 01/01/2037	475	413
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	565
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	360
5.000%, 01/01/2031	300	360
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
Callable 10/01/2030 @ 100
3.000%, 10/01/2038	250	276
3.000%, 10/01/2041	1,000	1,097
Minnesota State, Housing Finance Agency, Ser I, RB
Callable 01/01/2030 @ 100
3.000%, 01/01/2051	1,485	1,594
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	208

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	$350	$395
5.000%, 10/01/2027	600	674
Minnesota State, Various Purpose, GO
5.000%, 09/01/2024	1,300	1,464
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,313
5.000%, 05/01/2031	695	818

		11,944

Mississippi — 0.3%
Mississippi State, Business Finance, Chevron USA Project, Ser E, RB
Callable 01/03/2022 @ 100
0.030%, 12/01/2030 (B)	410	410
Mississippi State, Home Corporation, Ser A, RB, GNMA/FNMA/FHLMC
Callable 06/01/2030 @ 100
3.000%, 12/01/2050	115	123
Mississippi State, Home Corporation, Ser B, RB, GNMA/FNMA/FHLMC
Callable 12/01/2030 @ 100
3.000%, 06/01/2051	1,000	1,078
Mississippi State, Ser A, RB
5.000%, 10/15/2022	400	416
5.000%, 10/15/2023	285	309
Mississippi State, Ser A, RB
Callable 10/15/2028 @ 100
5.000%, 10/15/2029	300	375
5.000%, 10/15/2030	850	1,060
Mississippi State, Ser E, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	1,000	1,150
West Rankin, Utility Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 01/01/2025 (A)	1,100	1,253

		6,174

Missouri — 1.5%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2036	995	1,186

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, TA
Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (C)	$230	$235
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,233
Kansas City, Water Revenue, Ser A, RB
Callable 12/01/2031 @ 100
5.000%, 12/01/2032	1,000	1,355
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,475
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,182
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,800
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 05/01/2029 @ 100
3.875%, 05/01/2050	1,020	1,119
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 05/01/2030 @ 100
3.250%, 05/01/2051	1,440	1,559
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 11/01/2030 @ 100
3.250%, 11/01/2052	830	908
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/ FHLMC
Callable 05/01/2029 @ 100
3.500%, 11/01/2050	675	733
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,254

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	$1,850	$2,023
5.000%, 01/01/2028	1,400	1,531
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	5,924
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2032	595	745
5.000%, 07/01/2033	625	781
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,400

		33,443

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2029	1,130	1,251

Nebraska — 1.3%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,786
5.000%, 09/01/2034	1,000	1,352
5.000%, 09/01/2035	2,840	3,897
5.000%, 09/01/2036	3,140	4,366
5.000%, 09/01/2042	730	1,077
Nebraska State, Investment Finance Authority, Ser C, RB, GNMA/FNMA/FHLMC
Callable 09/01/2030 @ 102
3.000%, 09/01/2050	2,515	2,711
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	1,000	1,227
Nebraska State, Public Power District, Ser C, RB
5.000%, 01/01/2024	775	850
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,208
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,768

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (B)	$700	$705

		28,947

Nevada — 0.9%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,900
Clark County, School District, Ser A, GO, AGM
5.000%, 06/15/2026	1,000	1,192
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,282
Clark County, School District, Ser C, GO
5.000%, 06/15/2026	1,805	2,147
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	6,008
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2022	200	205
5.000%, 07/01/2024	200	223
Las Vegas, Convention & Visitors Authority, Ser C, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	525	576
Las Vegas, Valley Water District, Ser C, GO
5.000%, 06/01/2031	3,585	4,772
Las Vegas, Valley Water District, Ser D, GO
5.000%, 06/01/2028	500	628
Reno, Sales Tax Revenue, First Lien, RB
Callable 12/01/2028 @ 100
5.000%, 06/01/2037	590	696
Reno, Sales Tax Revenue, Second Lien, RB, AGM
Callable 12/01/2028 @ 100
5.000%, 06/01/2033	400	482
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024 (C)	180	183

		20,294

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
Callable 01/01/2026 @ 103
4.000%, 01/01/2029	$300	$334
4.000%, 01/01/2030	285	316
4.000%, 01/01/2031	290	321
4.000%, 01/01/2051	670	723

		1,694

New Jersey — 3.8%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2026	590	700
4.000%, 06/01/2030	1,000	1,215
4.000%, 06/01/2031	3,070	3,776
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	210	215
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,276
New Jersey State, Economic Development Authority, NJ Transit Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2037	1,000	1,149
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,213
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100
5.000%, 06/01/2037	1,225	1,457
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,875
5.000%, 03/01/2028	1,250	1,320
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	3,895
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,491

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	$3,000	$3,470
5.000%, 06/15/2026	3,020	3,468
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
Callable 07/01/2030 @ 100
4.000%, 07/01/2050	130	148
New Jersey State, GO
Callable 06/01/2025 @ 100
5.000%, 06/01/2027	1,000	1,149
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (A)	855	879
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2036	2,250	2,719
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2033	2,590	3,285
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,713
5.000%, 12/01/2028	1,450	1,794
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2035	10,000	12,105
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	775	904
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,356
5.000%, 06/15/2030	3,585	4,206
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	280	316

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2031	$955	$1,246
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2032	1,250	1,543
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,685
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2031 @ 100
4.000%, 01/01/2042	2,925	3,486
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,181
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,545
5.000%, 01/01/2032	6,000	7,413
5.000%, 01/01/2033	350	432
Newark, Board of Education, GO
5.000%, 07/15/2023	300	322
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	623
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	339
5.000%, 01/01/2033	425	504
5.000%, 01/01/2034	570	675
5.000%, 01/01/2035	570	674
5.000%, 01/01/2036	570	672
5.000%, 01/01/2037	570	670

		87,104

New Mexico — 0.8%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,296
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 101
3.000%, 01/01/2052	1,375	1,479
New Mexico State, Severance Tax Permanent Fund, Ser A, RB
5.000%, 07/01/2028	10,940	13,828

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2034	$650	$738

		17,341

New York — 7.1%
Brookhaven, Local Development, Jefferson’s Ferry Project, RB
1.625%, 11/01/2025	805	830
Huntington, Local Development, Fountaingate Gardens Project, Ser S, RB
3.000%, 07/01/2025	135	139
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	306
5.000%, 09/01/2034	1,000	1,227
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,765
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100
0.850%, 09/01/2050 (B)	1,500	1,500
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 03/01/2022	1,605	1,624
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
5.000%, 02/01/2023	1,920	2,022
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (B)	1,000	1,105
5.000%, 11/15/2045 (B)	500	636
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2022	3,080	3,217
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,487
Metropolitan New York, Transportation Authority, Ser C-1, RB
Callable 05/15/2028 @ 100
5.000%, 11/15/2031	4,000	4,833
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	1,000	1,171
Monroe County, Industrial Development Authority, Rochester Regional Health Project, RB
Callable 12/01/2030 @ 100
4.000%, 12/01/2039	1,200	1,417

20	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	$1,325	$1,624
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,109
New York & New Jersey, Port Authority, AMT, RB
Callable 09/01/2029 @ 100
5.000%, 09/01/2035	5,000	6,214
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
Callable 01/01/2031 @ 100
3.000%, 01/01/2033	330	361
3.000%, 01/01/2034	740	806
New York City, Industrial Development Agency, Trips Obligation Group, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,142
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	136
5.000%, 03/01/2030	100	129
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	558
New York City, Ser A-1, GO
Callable 08/01/2030 @ 100
5.000%, 08/01/2032	1,810	2,365
New York City, Ser A-1, GO
Callable 08/01/2031 @ 100
4.000%, 08/01/2037	4,000	4,839
New York City, Ser B-1, GO
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	500	594
New York City, Ser C, GO
Callable 08/01/2030 @ 100
5.000%, 08/01/2043	1,250	1,594
4.000%, 08/01/2036	2,750	3,296
New York City, Ser E, GO
5.000%, 08/01/2023	1,315	1,419
New York City, Ser F-1, GO
Callable 03/01/2031 @ 100
4.000%, 03/01/2038	1,695	2,033
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,760

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 11/01/2030 @ 100
5.000%, 11/01/2032	$925	$1,217
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-1, RB
5.000%, 08/01/2024	1,140	1,278
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-4, RB
Callable 12/07/2021 @ 100
0.040%, 08/01/2039 (B)	300	300
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
5.000%, 08/01/2025	7,750	9,011
4.000%, 11/01/2024	1,420	1,566
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
Callable 11/01/2030 @ 100
4.000%, 11/01/2035	185	223
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,490
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,664
New York City, Water & Sewer System, Sub-Ser, RB
Callable 12/15/2030 @ 100
3.000%, 06/15/2040	3,000	3,268
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Pre-Refunded @ 100
5.000%, 01/01/2022 (A)	610	612
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	996
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2033	3,250	4,079

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	$1,000	$1,206
New York State, Dormitory Authority, Ser 1, RB
Callable 01/15/2028 @ 100
5.000%, 01/15/2031	5,000	6,142
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	5,808
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,753
New York State, Dormitory Authority, Ser A, RB
Callable 03/15/2031 @ 100
4.000%, 03/15/2039	5,000	6,001
New York State, Dormitory Authority, Ser D, RB
5.000%, 02/15/2028	1,900	2,378
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	991
New York State, Dormitory Authority, State University Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	2,000	2,426
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	810	1,204
New York State, Liberty Development, 4 World Trade Center Project, RB
Callable 11/15/2027 @ 100
1.200%, 11/15/2028	1,355	1,340
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 04/01/2025	1,000	1,041
3.150%, 04/01/2024	920	957
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	1,061
New York State, Thruway Authority, Ser A-1- GROUP, RB
Callable 03/15/2031 @ 100
4.000%, 03/15/2036	2,895	3,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	$2,095	$2,289
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,563
New York State, Transportation Development, Delta Airlines, AMT, RB
4.000%, 10/01/2030	4,550	5,312
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	4,000	4,791
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2035	2,625	3,255
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2024	125	140
5.000%, 12/01/2025	115	133
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2029	300	378
5.000%, 12/01/2030	125	160
New York State, Urban Development Authority, Personal Income Tax, RB
5.000%, 03/15/2022	1,165	1,181
New York State, Urban Development Authority, Personal Income Tax, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,668
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,709
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,121
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,155
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	631
5.000%, 06/01/2031	525	629

22	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Westchester County, Local Development, Senior Learning Center Project, RB
2.875%, 07/01/2026 (C)	$1,055	$1,061
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,406

		160,352

North Carolina — 1.1%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,823
5.000%, 07/01/2027	1,500	1,845
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (B)	5,000	6,731
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (B)	1,565	1,630
North Carolina State, Medical Care Commission, Pennybyrn at Maryland Project, RB
Callable 04/01/2022 @ 100
2.500%, 10/01/2024	740	742
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
Callable 01/01/2027 @ 103
5.000%, 01/01/2029	285	327
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
Callable 09/01/2028 @ 103
4.000%, 09/01/2041	830	954
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2038	605	689
North Carolina State, Medical Care Commission, Vidant Health, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	2,500	2,891
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,101
North Carolina State, Turnpike Authority, RB, AGM
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	2,000	2,513

		25,246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
Callable 01/01/2028 @ 100
3.550%, 07/01/2033	$505	$535
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser B, RB
Callable 01/01/2031 @ 100
3.000%, 07/01/2052	965	1,048

		1,583

Ohio — 2.4%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	951
American Municipal Power, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2027	5,000	5,467
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2032	4,325	5,520
4.000%, 06/01/2048	1,700	1,922
3.000%, 06/01/2048	800	824
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
6.110%, 06/01/2057 (D)	3,035	500
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	2,100	2,410
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,536
Franklin County, Hospital Facilities, Nationwide Children’s Hospital, RB
Callable 12/07/2021 @ 100
0.050%, 05/01/2029 (B)	5,000	5,000
Hamilton County, Cincinnati Childrens Hospital Project, RB
5.000%, 11/15/2049	4,835	7,587
Hamilton County, Tax Revenue Authority, Ser A, RB
Callable 12/01/2026 @ 100
4.000%, 12/01/2032	1,600	1,824

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2030	$2,655	$3,263
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,190
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,219
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,548
Ohio State, Hospital Revenue, Ser B, RB
Callable 01/15/2025 @ 100
5.000%, 01/15/2050 (B)	3,230	3,663
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
Callable 06/30/2025 @ 100
5.000%, 12/31/2027	655	746
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (C)	1,100	1,198

		53,368

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.250%, 08/15/2043	2,510	3,082

Oregon — 1.0%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
Callable 11/15/2025 @ 102
5.125%, 11/15/2040	500	550
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
5.000%, 06/15/2024	250	279
5.000%, 06/15/2025	275	319
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	311
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
Callable 08/15/2030 @ 100
5.000%, 08/15/2034	1,000	1,290

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Multnomah County, School District No. 1 Portland, GO
5.000%, 06/15/2029	$1,895	$2,444
Oregon State, Article XI-Q State Project, Ser A, GO
5.000%, 05/01/2028	2,900	3,656
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,459
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,714
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,113
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,919
Port of Portland, Airport Revenue, Portland International Airport, RB
5.000%, 07/01/2029	1,040	1,299
Port of Portland, Airport Revenue, Portland International Airport, Ser 27-A, AMT, RB
Callable 07/01/2030 @ 100
4.000%, 07/01/2050	1,500	1,711
Umatilla County, School District No. 8R Hermiston, Ser A, GO
2.321%, 06/15/2027 (D)	1,000	944

		22,008

Pennsylvania — 6.7%
Allegheny County, Airport Authority, Ser A, AMT, RB
Callable 01/01/2031 @ 100
5.000%, 01/01/2056	2,500	3,093
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
Callable 04/01/2028 @ 100
5.000%, 04/01/2030	5,000	6,157
Allentown, Neighborhood Improvement Zone Development Authority, RB
5.000%, 05/01/2028	585	699
5.000%, 05/01/2030	625	771
5.000%, 05/01/2032	725	917
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,400

24	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	$2,000	$2,313
Cumberland County, Municipal Authority, Penn State Health, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2044	4,000	4,594
Delaware Valley, Regional Finance Authority, Ser C, RB
Callable 09/01/2022 @ 100
0.580%, 09/01/2048 (B)	4,000	4,012
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (A)	1,600	1,787
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	638
5.000%, 07/01/2032	560	637
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,329
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
Callable 12/03/2029 @ 100
2.450%, 12/01/2039 (B)	2,500	2,717
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
Callable 09/01/2028 @ 100
5.000%, 09/01/2033	2,815	3,465
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	4,485	5,257
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,941
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	270
4.000%, 04/01/2025	650	722

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	$2,995	$3,552
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,500	4,274
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
Callable 10/15/2031 @ 100
5.000%, 10/15/2033	2,300	3,055
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	3,009
Pennsylvania State, Housing Finance Agency, Ser 135A, RB
Callable 10/01/2030 @ 100
3.000%, 10/01/2051	2,000	2,134
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	6,004
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	7,352
5.000%, 12/01/2035	1,000	1,223
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,506
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,820
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,544
Philadelphia, Airport Revenue, AMT, RB
5.000%, 07/01/2031	2,100	2,747
Philadelphia, Airport Revenue, AMT, RB
Callable 07/01/2031 @ 100
5.000%, 07/01/2036	2,750	3,549

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue, AMT, RB, AGM
Callable 07/01/2031 @ 100
4.000%, 07/01/2037	$1,000	$1,189
4.000%, 07/01/2038	1,000	1,186
4.000%, 07/01/2039	1,000	1,184
4.000%, 07/01/2040	1,600	1,890
4.000%, 07/01/2041	1,000	1,179
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,205
Philadelphia, Airport Revenue, Ser C, AMT, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2032	535	682
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2037	4,725	5,454
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,425
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,904
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2030	1,000	1,250
5.000%, 09/01/2036	2,000	2,466
Philadelphia, School District, Ser A, GO
Callable 09/01/2029 @ 100
4.000%, 09/01/2035	5,000	5,876
Philadelphia, School District, Ser A, GO
Callable 09/01/2031 @ 100
5.000%, 09/01/2034	1,410	1,833
4.000%, 09/01/2038	3,000	3,571
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (A)	25	30
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	4,038
5.000%, 09/01/2030	7,975	9,463
Philadelphia, Ser A, GO
Callable 05/01/2031 @ 100
5.000%, 05/01/2032	5,905	7,757
Philadelphia, Water & Wastewater Revenue, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2033	2,000	2,613

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	$2,840	$3,066

		151,749

Puerto Rico — 3.0%
Puerto Rico Commonwealth, GO
5.250%, 07/01/2027 (E)	2,190	2,165
5.000%, 07/01/2034 (E)	1,875	1,849
Puerto Rico Commonwealth, Ser A-PSA, GO
8.000%, 07/01/2035 (E)	2,865	2,507
5.750%, 07/01/2041 (E)	2,900	2,835
5.250%, 07/01/2034 (E)	415	411
5.000%, 07/01/2031 (E)	785	764
Puerto Rico Commonwealth, Ser A-PSA, GO
5.500%, 07/01/2039 (E)	3,385	3,182
5.125%, 07/01/2037 (E)	6,245	5,761
Puerto Rico Commonwealth, Ser B-PSA, GO
5.750%, 07/01/2038 (E)	1,500	1,455
Puerto Rico Commonwealth, Ser C-PSA, GO
5.750%, 07/01/2036 (E)	785	717
Puerto Rico Commonwealth, Ser E-PSA, GO
6.000%, 07/01/2029 (E)	2,400	2,400
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (E)	2,990	2,945
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (E)	1,000	983
Puerto Rico, Electric Power Authority, Ser WW-RSA-1, RB
5.250%, 07/01/2033 (E)	3,035	2,990
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
5.250%, 07/01/2040 (E)	2,940	2,896
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,969	1,851
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 30
4.871%, 07/01/2051 (D)	9,400	2,263
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 41
4.517%, 07/01/2046 (D)	11,900	3,965
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	5,519	6,241

26	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100
4.550%, 07/01/2040	$8,625	$9,776
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100
4.329%, 07/01/2040	8,540	9,565

		67,521

Rhode Island — 0.1%
Cranston, Ser 1, GO
1.000%, 08/23/2022	330	332
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,677
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2023 @ 100
3.000%, 12/01/2024	625	639

		2,648

South Carolina — 1.3%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 12/01/2023 (A)	2,500	2,733
Piedmont, Municipal Power Agency, Ser B, RB
Callable 01/01/2031 @ 100
4.000%, 01/01/2033	5,125	6,168
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2024	485	531
5.000%, 01/01/2025	385	437
South Carolina State, Housing Finance & Development Authority, Ser B, RB
Callable 01/01/2029 @ 102
3.750%, 01/01/2050	700	770
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
Callable 12/15/2026 @ 100
5.750%, 06/15/2039 (C)	1,870	2,165
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2025 @ 100
4.000%, 07/01/2035	1,160	1,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	$2,250	$2,776
5.000%, 07/01/2030	1,500	1,852
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	385	452
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	1,000	1,179
South Carolina State, Public Service Authority, Ser A, RB
Callable 12/01/2030 @ 100
5.000%, 12/01/2031	540	706
4.000%, 12/01/2034	2,000	2,392
South Carolina State, Public Service Authority, Ser A, RB
Callable 12/01/2031 @ 100
4.000%, 12/01/2036	2,250	2,723
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,296

		30,450

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	963
5.000%, 11/01/2028	900	1,041
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2035	1,005	1,157
South Dakota State, Housing Development Authority, Homeownership Mortgage Bonds, Ser A, RB, GNMA/FNMA/FHLMC
Callable 05/01/2030 @ 100
3.000%, 11/01/2051	155	166
South Dakota State, Housing Development Authority, Ser B, RB
Callable 05/01/2028 @ 100
4.000%, 11/01/2049	1,005	1,105

		4,432

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tennessee — 0.7%
Chattanooga, Commonspirit Health, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	$1,015	$1,277
5.000%, 08/01/2035	420	528
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,205
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,173
Tennessee State, Energy Acquisition, RB
Callable 08/01/2025 @ 100
4.000%, 11/01/2049 (B)	2,500	2,785
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	4,116
Tennessee State, Housing Development Agency, AMT, RB
Callable 07/01/2024 @ 100
4.000%, 07/01/2045	965	1,006

		15,090

Texas — 9.9%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,270
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,843
Austin, Texas Airport System Revenue, Ser B, AMT, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2037	900	1,070
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026 (E)	465	539
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,388
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	1,350	1,564

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
Callable 07/01/2031 @ 100
4.000%, 01/01/2037	$770	$924
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 01/01/2031 @ 100
5.000%, 01/01/2036	200	257
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,798
5.000%, 08/15/2033	6,500	7,273
5.000%, 08/15/2037	1,475	1,651
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (B)	640	637
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,175
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2028 @ 100
4.000%, 08/15/2032	1,000	1,181
Collin County, Community College District, Ser A, GO
Callable 08/15/2029 @ 100
4.000%, 08/15/2034	2,500	3,012
Corpus Christi, Utility System Revenue, Ser A, RB
Callable 07/15/2030 @ 100
5.000%, 07/15/2033	1,500	1,956
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Callable 02/15/2029 @ 100
5.000%, 02/15/2032	6,500	8,239
Dallas City, Convention Center Hotel Project, Ser A, RB
Callable 01/07/2022 @ 100
5.250%, 01/01/2023	3,495	3,501
Dallas City, GO
5.000%, 02/15/2026	4,400	5,201
Dallas City, Hotel Occupancy Tax Revenue, RB
Callable 08/15/2026 @ 100
4.000%, 08/15/2031	1,000	1,129
4.000%, 08/15/2034	480	540

28	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dallas City, Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	$1,000	$1,187
5.000%, 11/01/2031	1,250	1,483
5.000%, 11/01/2032	2,500	2,965
5.000%, 11/01/2033	1,175	1,392
5.000%, 11/01/2034	1,000	1,189
5.000%, 11/01/2035	1,000	1,189
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,300
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,459
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	250	283
Denton, Independent School District, GO, PSF-GTD
Callable 02/15/2026 @ 100
5.000%, 08/15/2029	2,000	2,354
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	8,901
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,673
El Paso, GO
Callable 08/15/2026 @ 100
5.000%, 08/15/2034	2,050	2,440
El Paso, Water & Sewer Revenue, RB
Pre-Refunded @ 100
5.000%, 03/01/2024 (A)	1,975	2,182
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2022	1,050	1,097
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,344
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,250	1,544

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	$2,500	$2,787
5.000%, 11/15/2029	2,325	2,590
5.000%, 11/15/2030	3,310	3,686
Harris County, Houston Sports Authority, Ser C, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2033	1,100	1,217
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,206
Houston City, Ser A, GO
5.000%, 03/01/2025	3,070	3,517
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	3,685	4,597
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,450	3,039
5.000%, 07/01/2032	1,500	1,852
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,630
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2023	190	202
4.000%, 09/01/2025	215	241
4.000%, 09/01/2026	160	183
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/15/2023 (A)	2,360	2,578
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,147
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2030	1,645	2,011
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
Callable 01/01/2028 @ 103
5.500%, 01/01/2057	750	751

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities Finance, Westminster Project, RB
Callable 11/01/2027 @ 103
4.000%, 11/01/2049	$410	$461
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,692
North Texas, Tollway Authority, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2035	1,800	2,192
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,653
5.000%, 01/01/2034	4,785	5,402
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,645
5.000%, 01/01/2033	995	1,160
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	3,000
5.000%, 01/01/2035	1,000	1,199
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,053
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,231
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
Callable 02/01/2031 @ 100
5.000%, 02/01/2033	1,410	1,860
5.000%, 02/01/2034	1,700	2,236
5.000%, 02/01/2041	2,000	2,576
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,636
San Antonio, Electric and Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (B)	735	768
San Antonio, Tax Notes, RB
5.000%, 08/01/2024	2,185	2,454
Tarrant County, College District, GO
5.000%, 08/15/2024	2,000	2,250
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,772
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2031	1,000	1,297

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	$2,500	$2,781
Texas State, Ser B, GO
Callable 08/01/2025 @ 100
4.000%, 08/01/2030	625	699
4.000%, 08/01/2031	435	486
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	2,535	2,931
Texas State, Transportation Commission, Highway Improvement Project, GO
Pre-Refunded @ 100
5.000%, 04/01/2024 (A)	3,000	3,323
Texas State, Transportation Commission, State Highway Fund, GO
Callable 04/01/2026 @ 100
5.000%, 04/01/2028	2,630	3,114
Texas State, Transportation Commission, State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,301
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,532
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,090
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,229
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,524
University of Texas, Board of Regents, Ser A, RB
Callable 08/15/2031 @ 100
4.000%, 08/15/2035	5,500	6,812
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	5,827
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,552
Uptown Development Authority, RB
Callable 09/01/2031 @ 100
4.000%, 09/01/2033	400	476
4.000%, 09/01/2035	275	326

		224,904

30	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utah — 0.6%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	$5,000	$6,003
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2031 @ 100
5.000%, 07/01/2051	2,500	3,143
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,812
Utah County, Hospital Revenue, IHC Health Services, Ser ICES, RB
Callable 05/15/2030 @ 100
4.000%, 05/15/2043	500	588
Utah State, GO
Callable 01/01/2029 @ 100
3.000%, 07/01/2034	495	551
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,964

		14,061

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
Callable 05/01/2025 @ 100
4.000%, 11/01/2045	370	383

Virginia — 1.8%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	334
5.000%, 07/01/2027	250	306
5.000%, 07/01/2028	375	471
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,638
Hampton Roads, Transportation Accountability Commission, Ser A, RB
5.000%, 07/01/2026	1,205	1,439
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (B)	1,035	1,305
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	5,912

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2031	$5,000	$6,024
Virginia State, Public Building Authority, Ser A, RB
Callable 08/01/2030 @ 100
4.000%, 08/01/2038	5,500	6,694
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/07/2022 @ 100
5.000%, 07/01/2034	3,400	3,413
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	574
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
Callable 12/23/2021 @ 24
13.801%, 06/01/2047 (D)	41,470	10,322

		40,432

Washington — 2.6%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	9,253
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	6,237
Port of Seattle, AMT, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2036	1,500	1,861
Port of Seattle, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2038	1,000	1,213
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,577
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,670
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, RB
Callable 07/01/2031 @ 100
5.000%, 07/01/2040	2,500	3,297
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,728

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Health Care Facilities Authority, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	$1,250	$1,431
Washington State, Housing Finance Commission, Social Certificate, Ser A-1, RB
3.500%, 12/20/2035	993	1,151
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
Callable 07/01/2026 @ 103
5.000%, 01/01/2034 (C)	745	851
Washington State, Motor Vehicle Fuel Tax, GO
5.000%, 07/01/2023	750	806
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,843
Washington State, Ser A, GO
Callable 02/01/2032 @ 100
4.000%, 02/01/2037	4,500	5,604
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	5,000	5,661
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,092
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	5,000	6,122
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2022	2,700	2,764

		58,161

West Virginia — 0.3%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,250	1,562
5.000%, 06/01/2032	1,510	1,884
5.000%, 06/01/2034	1,000	1,244
5.000%, 06/01/2035	1,005	1,248

		5,938

Wisconsin — 1.8%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	599

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Wisconsin, Hospitals & Clinics, RB
Callable 10/01/2031 @ 100
4.000%, 04/01/2037	$500	$604
4.000%, 04/01/2039	295	355
Wisconsin State, Center District, Ser C, RB, AGM
2.596%, 12/15/2029 (D)	370	317
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2054 (B)	2,000	2,395
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 08/15/2028 @ 100
5.000%, 08/15/2031	4,155	5,180
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,515
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2034	1,835	2,239
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,289
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2028	470	541
5.000%, 11/01/2030	1,035	1,183
5.000%, 11/01/2039	1,135	1,276
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
Callable 08/15/2031 @ 100
4.000%, 08/15/2041	705	817
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,862

32	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
Callable 09/01/2030 @ 100
3.000%, 03/01/2052	$1,000	$1,077
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 05/01/2023 @ 100
0.500%, 11/01/2050 (B)	240	239
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (A)(C)	300	312
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	180	182
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (C)	1,390	1,526
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
Callable 01/01/2031 @ 100
5.000%, 07/01/2039	475	605
5.000%, 07/01/2040	325	413
5.000%, 07/01/2041	750	952
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	261
4.000%, 07/01/2028	225	266
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
Callable 07/01/2028 @ 100
4.000%, 07/01/2029	225	264
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,512
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	8,024
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (C)	605	661

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	$285	$318
4.000%, 10/01/2026	300	341
4.000%, 10/01/2027	125	144
4.000%, 10/01/2028	250	290

		40,559

Total Municipal Bonds (Cost $2,104,637) ($ Thousands)		2,243,640

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	6,491,583	6,492

Total Cash Equivalent (Cost $6,492) ($ Thousands)		6,492

Total Investments in Securities — 99.4% (Cost $2,111,129) ($ Thousands)		$2,250,132

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Intermediate-Term Municipal Fund (Continued)

Percentages are based on Net Assets of $2,262,917 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2021.

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $36,333 ($ Thousands), representing 1.6% of the Net Assets of the Fund.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is in default on interest payment.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN— Bond Anticipation Note

Cl — Class

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD— Public Schools Fund Guarantee

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of November 30, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	2,243,640	–	2,243,640
Cash Equivalent	6,492	–	–	6,492

Total Investments in Securities	6,492	2,243,640	–	2,250,132

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 685	$ 47,199	$ (41,392)	$ -	$ -	$ 6,492	6,491,583	$ -	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

34	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.1%
Pennsylvania — 98.1%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	$1,325	$1,716
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	1,500	1,841
5.000%, 02/01/2030	500	650
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	648
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	3,114
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB
6.000%, 07/01/2023	1,000	1,089
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,567
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,254
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	1,000	1,132
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	2,196
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2033	525	589
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,204
Chester County, GO
5.000%, 07/15/2028	315	400
Chester County, GO
Callable 01/15/2029 @ 100
4.000%, 07/15/2029	300	365
4.000%, 07/15/2030	250	302
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2028	175	220
5.000%, 09/01/2029	375	482

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chester County, School Authority, Chester County Intermediate Unit Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2028	$1,000	$1,173
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,789
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	1,005
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,154
Daniel Boone, Area School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	780	897
Daniel Boone, Area School District, GO
Pre-Refunded @ 100
5.000%, 04/01/2025 (A)	220	253
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	669
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	563
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	560
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	729
5.000%, 11/01/2026	425	511
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,240
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,596
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,243
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 12/23/2021 @ 100
0.470%, 09/01/2048 (B)	2,000	2,000
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	752
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	644

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Geisinger, Health System Authority, RB
Callable 08/15/2026 @ 100
5.000%, 04/01/2043 (B)	$1,000	$1,193
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,133
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,120
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	866
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,652
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	600
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
Callable 10/01/2028 @ 100
4.000%, 10/01/2030	400	467
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,450
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
Callable 12/03/2029 @ 100
2.450%, 12/01/2039 (B)	1,700	1,848
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	1,156
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,153
5.000%, 09/01/2026	690	789
5.000%, 09/01/2027	660	752
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,100
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,033
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 09/01/2025	$500	$578
5.000%, 09/01/2028	1,500	1,868
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	879
Montgomery County, Ser C, GO
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	500	649
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,133
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	491
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	436
Octorara Area, School District, GO, AGM
Callable 10/01/2028 @ 100
4.000%, 04/01/2029	900	1,076
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	602
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	3,119
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	1,037
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,183
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	968
5.000%, 10/15/2030	925	1,217
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,119
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,253
5.000%, 08/15/2025	1,995	2,321
5.000%, 01/01/2026	5,000	5,887
5.000%, 05/01/2030	1,000	1,305
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,397

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	$750	$917
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	1,000	1,190
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,823
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,786
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	963
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	1,049
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,233
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2022	660	687
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	626
Pennsylvania State, Infrastructure Investment Authority, Federal Clean Water and Drinking Water SRF Loan Pool Program, Ser A, RB
5.000%, 01/15/2028	3,000	3,747
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,471
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser S, RB, AGM
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	$1,635	$1,904
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	604
Pennsylvania State, Ser A, COP
Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	493
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	545
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2029	700	906
5.000%, 12/01/2030	525	693
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	394
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2031 @ 100
5.000%, 12/01/2031	1,000	1,326
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2031 @ 100
5.000%, 12/01/2032	2,000	2,702
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2025	600	706
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 06/01/2031 @ 100
5.000%, 12/01/2032	1,200	1,587
Pennsylvania State, Turnpike Commission, Ser C, RB
Callable 12/01/2031 @ 100
5.000%, 12/01/2032	500	666
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	618
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,382
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,147

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	$2,500	$3,035
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	1,000	1,264
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,502
5.000%, 08/01/2027	1,705	2,061
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,200	2,547
Philadelphia, Gas Works Revenue Authority, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,381
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
Callable 08/01/2030 @ 100
5.000%, 08/01/2031	1,000	1,293
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	924
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	533
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,193
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,145
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	491
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,479
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,081
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,196
5.000%, 08/01/2027	1,000	1,228
5.000%, 05/01/2028	1,000	1,245
5.000%, 05/01/2031	1,000	1,318

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Water & Wastewater Revenue Authority, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2032	$1,250	$1,637
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	898
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	575
5.000%, 11/01/2027	1,800	2,231
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	3,006
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,242
Pittsburgh, GO
5.000%, 09/01/2027	415	508
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	645	730
Pittsburgh, Public Parking Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	415	479
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,149
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,394
5.000%, 09/01/2029	750	966
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	580
Quaker Valley, School District, GO
Callable 04/01/2030 @ 100
5.000%, 10/01/2030	250	327
5.000%, 10/01/2031	325	425
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,147
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,128
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	596
5.000%, 06/01/2025	500	577

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	$1,620	$1,914
5.000%, 03/01/2027	1,000	1,217
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	897
State College Area, School District, GO
5.000%, 05/15/2028	280	354
State College Area, School District, GO
Callable 05/15/2028 @ 100
5.000%, 05/15/2029	375	473
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,467
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,193
University of Pittsburgh, Commonwealth System of Higher Education, RB
Callable 02/15/2026 @ 100
4.000%, 04/15/2026	1,225	1,394
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,118
5.000%, 08/15/2026	610	728
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,164
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,160

Total Municipal Bonds (Cost $170,824) ($ Thousands)		180,345

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,712,077	$1,712

Total Cash Equivalent (Cost $1,712) ($ Thousands)		1,712

Total Investments in Securities — 99.0% (Cost $172,536) ($ Thousands)		$182,057

Percentages are based on Net Assets of $183,885 ($ Thousands).

†	Investment in Affiliated Security.

**	Rate shown is the 7-day effective yield as of November 30, 2021.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2021 , in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	180,345	–	180,345
Cash Equivalent	1,712	–	–	1,712

Total Investments in Securities	1,712	180,345	–	182,057

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,683	$9,084	$(9,055)	$ —	$ —	$1,712	1,712,077	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.4%
Alabama — 6.5%
Alabama State, Housing Finance Authority, Alison Pointe Apartments Project, Ser B, AMT, RB
Callable 12/07/2021 @ 100
0.090%, 04/01/2037 (A)(B)	$1,000	$1,000
Baptist Health, Health Care Authority, Ser B, RB
Callable 01/03/2022 @ 100
0.200%, 11/01/2042 (A)	2,035	2,035
Baptist Health, Health Care Authority, Ser B, RB, AGC
Callable 12/10/2021 @ 100
0.250%, 11/15/2037 (A)	1,125	1,125
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100
0.966%, 12/01/2048 (A)	13,510	13,604
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	5,275	5,367
Black Belt, Energy Gas District, Ser B, RB
Callable 09/01/2026 @ 101
4.000%, 10/01/2052 (A)	1,000	1,142
East Alabama, Health Care Authority, Ser B, RB
Callable 12/07/2021 @ 100
0.100%, 09/01/2039 (A)	4,574	4,574
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	587
4.000%, 12/01/2024	500	549
4.000%, 12/01/2025	730	820
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (A)	10,000	11,188
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	1,048
Selma, Industrial Development Board, International Paper Company Project, RB
1.375%, 05/01/2034 (A)	5,250	5,393
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
Callable 03/01/2024 @ 100
0.916%, 06/01/2049 (A)	17,500	17,658
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	6,850	7,353

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100
0.700%, 04/01/2049 (A)	$2,500	$2,528
Tender Option Bond Trust Receipts, Ser 2021-XG0334, RB
Callable 09/01/2031 @ 100
0.110%, 09/01/2051 (A)(C)	4,000	4,000
University of South Alabama, RB
4.000%, 04/01/2023	425	445

		80,416

Alaska — 0.2%
Alaska State, Municipal Bond Bank Authority, RB
5.000%, 12/01/2022	700	733
Northern Alaska, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2024	600	667
4.000%, 06/01/2023	500	527

		1,927

Arizona — 0.6%
Arizona State, Health Facilities Authority, Ser B, RB
Callable 11/04/2025 @ 100
0.300%, 01/01/2046 (A)	1,000	1,000
Arizona State, Industrial Development Authority, Phoenix Children’s Hospital, RB
5.000%, 02/01/2024	200	220
5.000%, 02/01/2025	310	354
Coconino County, Pollution Control, Nevada Power Company, Ser S, AMT, RB
1.875%, 09/01/2032 (A)	3,500	3,560
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 01/07/2022 @ 100
3.375%, 12/01/2031 (A)	1,815	1,840
Yuma, RB
4.000%, 07/01/2022	325	332

		7,306

California — 7.2%
Anaheim, Public Financing Authority, Public Improvements Project, Ser C, RB, AGM
0.715%, 09/01/2023 (D)	1,500	1,486
Bay Area, Toll Authority, RB
Callable 10/01/2023 @ 100
0.330%, 04/01/2056 (A)	1,250	1,252

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	$535	$600
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	514
California State, Department of Water Resources, Central Project Water System, Ser A, RB
Callable 06/01/2022 @ 100
0.420%, 12/01/2035 (A)	3,750	3,755
California State, Educational Facilities Authority, University of San Diego, RB, AMBAC
1.002%, 10/01/2023 (D)	1,120	1,109
California State, Infrastructure & Economic Development Bank, Sustainability Bonds, RB
Callable 08/01/2023 @ 100
0.400%, 08/01/2047 (A)	2,500	2,508
California State, Municipal Finance Authority, Republic Services Project, AMT, RB
0.300%, 07/01/2041 (A)	5,000	5,002
0.300%, 07/01/2051 (A)	5,000	5,001
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	1,500	1,525
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,025	2,022
California State, Pollution Control Financing Authority, Republic Services Project, AMT, RB
0.180%, 11/01/2042 (A)(C)	750	750
California State, Public Finance Authority, Henry Mayo Newhall Hospital, RB
4.000%, 10/15/2022	245	252
California State, Public Works Board, Various Capital Projects, Ser H, RB
5.000%, 12/01/2024	1,765	2,006
California State, School Cash Reserve Program Authority, Ser L, RB
2.000%, 01/31/2022	2,000	2,006
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB
0.180%, 07/01/2041 (A)	2,775	2,775

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
Callable 12/10/2021 @ 100
0.220%, 07/01/2040 (A)	$4,025	$4,025
Cathedral City, Redevelopment Agency Successor Agency, TA
4.000%, 08/01/2022	100	102
4.000%, 08/01/2023	100	105
Cathedral City, Redevelopment Agency Successor Agency, TA, BAM
4.000%, 08/01/2024	245	265
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8059, RB
Callable 01/07/2022 @ 100
0.450%, 12/01/2052 (A)(B)(C)	9,000	9,000
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8061, RB
Callable 01/01/2037 @ 100
0.450%, 01/01/2060 (A)(B)(C)	400	400
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8081, RB
Callable 12/13/2021 @ 100
0.450%, 10/01/2058 (A)(C)	7,845	7,845
Long Beach, Harbor Revenue, Private Activity, AMT, RB
5.000%, 05/15/2023	3,105	3,314
Los Angeles County, Schools Pooled Financing Program, Ser B, COP
2.000%, 12/30/2021	2,000	2,004
Los Angeles, Department of Airports, AMT, RB
5.000%, 05/15/2024	1,000	1,108
Mizuho Floater, Ser 2019-MIZ9002, RB
Callable 01/07/2022 @ 100
0.300%, 07/07/2036 (A)(B)(C)	8,000	8,000
Mizuho Floater, Ser 2020-MIZ9011, RB
Callable 01/07/2022 @ 100
0.300%, 12/01/2036 (A)(B)(C)	7,951	7,951
Mizuho Floater, Ser 2020-MIZ9012, RB
Callable 01/07/2022 @ 100
0.300%, 10/01/2036 (A)(C)	5,000	5,000
Riverside County, Office of Education Pooled Notes, Ser B, RB
2.000%, 12/31/2021	3,000	3,005
Southern Kern, Unified School District, Ser D, GO, BAM
1.267%, 11/01/2024 (D)	200	195
Tender Option Bond Trust Receipts, Ser 2017-XF0568, RB
Callable 04/01/2027 @ 100
0.070%, 04/01/2049 (A)(C)	4,000	4,000

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2020-XF2924, RB
0.180%, 07/01/2032 (A)(B)(C)	$3,100	$3,100
Tender Option Bond Trust Receipts, Ser 2021-XF2928, RB
0.180%, 09/14/2022 (A)(B)(C)	556	556

		92,538

Colorado — 2.0%
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 08/01/2049 (A)	1,100	1,255
Colorado State, Housing & Finance Authority, Multi-Family Project, Ser A, RB
Callable 04/01/2022 @ 100
1.550%, 04/01/2023	4,475	4,488
Denver City & County, Airport System Revenue, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2025	2,080	2,174
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8062, RB
Callable 07/01/2037 @ 100
0.450%, 07/01/2060 (A)(B)(C)	9,000	9,000
E-470, Public Highway Authority, Ser B, RB
Callable 06/01/2024 @ 100
0.384%, 09/01/2039 (A)	2,500	2,505
Mizuho Floater, Ser 2021-MIZ9068, RB
0.300%, 07/01/2034 (A)(B)(C)	1,538	1,538
Regional Transportation District, Denver
Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	350	382
5.000%, 07/15/2024	615	683
5.000%, 01/15/2025	300	338
5.000%, 07/15/2025	400	458
3.000%, 01/15/2026	405	438
Table Mountain, Metropolitan District, Ser A, GO
Pre-Refunded @ 103
5.250%, 12/01/2021 (E)	500	516
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	2,500	2,604
Vauxmont, Metropolitan District, GO, AGM
5.000%, 12/15/2021	100	100

		26,479

Connecticut — 1.4%
Bridgeport, GO
1.500%, 12/09/2021	700	700

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Issue, Ser K, RB
5.000%, 07/01/2022	$250	$257
Connecticut State, Health & Educational Facilities Authority, Stamford Hospital Issue, Ser L, RB
4.000%, 07/01/2023	550	581
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, RB
1.100%, 07/01/2048 (A)	3,000	3,029
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, Ser 2017, RB
0.550%, 07/01/2037 (A)	2,000	2,007
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	543
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	500	496
0.250%, 05/15/2024	750	745
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,358
Connecticut State, Ser 2021, GO
3.000%, 01/15/2024	550	581
Connecticut State, Ser C, GO
5.000%, 06/15/2023	85	91
Connecticut State, SIFMA Index Project, Ser A, GO
1.040%, 03/01/2025 (A)	1,815	1,850
1.000%, 03/01/2024 (A)	2,105	2,129
0.950%, 03/01/2023 (A)	1,075	1,082
Connecticut State, Special Tax Revenue, RB
5.000%, 05/01/2022	400	408
Meriden, Multi-Family Housing, Yale Acres Project, RB
Callable 02/01/2022 @ 100
1.730%, 08/01/2022 (A)	2,000	2,005

		17,862

Delaware — 0.4%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	5,175

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
District of Columbia — 1.7%
District of Columbia, Housing Finance Agency, 1550 First Street Project, RB
Callable 05/01/2022 @ 100
1.460%, 06/01/2039 (A)	$5,000	$5,022
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
0.500%, 12/01/2021	2,000	2,001
District of Columbia, Housing Finance Agency, Park Southern Apartments Project, RB, FHA
Callable 02/01/2023 @ 100
0.700%, 06/01/2024 (A)	2,690	2,694
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2022	4,585	4,766
5.000%, 10/01/2023	5,225	5,668

		20,151

Florida — 3.8%
Capital Trust Agency, RB
1.250%, 05/01/2024 (A)	1,500	1,517
Escambia County, Housing Finance Authority, RB
1.350%, 12/01/2022 (A)	2,000	2,000
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	4,535	5,143
Florida State, Housing Finance Authority, Azure Estates, Ser J, RB
1.450%, 03/01/2023 (A)	9,800	9,825
Florida State, Municipal Power Agency, Ser A, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2026	3,010	3,129
Lee County, Airport Revenue, Ser A, AMT, RB
5.000%, 10/01/2024	815	914
Lee Memorial Hosptial, Health System, RB
Callable 01/03/2022 @ 100
0.140%, 04/01/2049 (A)	1,200	1,200
Miami-Dade County, Housing Finance Authority, Liberty Square Phase Project, RB
Callable 05/01/2022 @ 100
1.420%, 11/01/2040 (A)	5,790	5,816
Miami-Dade County, Housing Finance Authority, RB
Callable 12/28/2021 @ 100
1.400%, 04/01/2023 (A)	2,000	2,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Housing Finance Authority, Sunset Bay Apartments Project, RB
Callable 06/01/2022 @ 100
0.250%, 12/01/2023 (A)	$1,000	$999
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 01/02/2024 @ 100
0.425%, 11/01/2048 (A)	500	500
Mizuho Floater, Ser 2021-MIZ9072, RB
0.300%, 05/01/2034 (A)(B)(C)	4,990	4,990
North Sumter County, Utility Dependent District, Sumter Water Conservation Authority, RB, AGM
4.000%, 10/01/2023	640	681
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	244
4.000%, 10/01/2025	235	260
Tender Option Bond Trust Receipts, Ser 2018-XM0676, RB
Callable 04/01/2028 @ 100
0.150%, 04/01/2053 (A)(C)	3,100	3,100
Tender Option Bond Trust Receipts, Ser 2020-XF2882, RB, AGM
Callable 02/15/2030 @ 100
0.090%, 08/15/2050 (A)(B)(C)	2,805	2,805
Tender Option Bond Trust Receipts, Ser 2020-XM0873, RB
0.210%, 07/01/2027 (A)(C)	1,100	1,100

		46,224

Georgia — 1.7%
Bartow County, Development Authority, Georgia Power Plant, RB
2.750%, 12/01/2032 (A)	125	129
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
2.250%, 10/01/2032 (A)	500	513
1.550%, 12/01/2049 (A)	3,000	3,027
Cobb County, Kennestone Hospital Authority, Wellstar Health System, RB
5.000%, 04/01/2023	545	579
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 03/01/2026	500	564
4.000%, 09/01/2026	415	473

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
0.816%, 04/01/2048 (A)	$3,500	$3,516
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 09/01/2024 @ 100
4.000%, 08/01/2049 (A)	7,250	7,971
Georgia State, Main Street Natural Gas, Ser C, RB
Callable 09/01/2028 @ 101
4.000%, 05/01/2052 (A)	1,540	1,817
Georgia State, Main Street Natural Gas, Ser E, RB
Callable 09/01/2023 @ 100
0.620%, 08/01/2048 (A)	1,500	1,514
Georgia State, Private Colleges & Universities Authority, Ser B, RB
Callable 02/16/2022 @ 100
0.470%, 10/01/2039 (A)	1,850	1,850
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	769
Municipal Electric Authority, Project One, RB
5.000%, 01/01/2023	1,000	1,050
Tender Option Bond Trust Receipts, Ser 2021-XF1117, RB
Callable 07/15/2031 @ 100
0.110%, 07/15/2051 (A)(C)	400	400

		24,172

Idaho — 0.0%
Boise, Airport Revenue, Employee Parking Facilities Project, AMT, RB
4.000%, 09/01/2024	395	431
4.000%, 09/01/2025	410	459
4.000%, 09/01/2026	425	486

		1,376

Illinois — 4.6%
Chicago O’Hare, International Airport, Ser B, RB
5.000%, 01/01/2023	1,075	1,130
Chicago, Park District, Ser B, GO
Callable 01/01/2024 @ 100
5.000%, 01/01/2026	550	599
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	32

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 01/07/2022 @ 100
5.000%, 11/01/2023	$3,000	$3,011
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	567
Cook County, Ser A, GO
5.000%, 11/15/2022	2,000	2,091
Geneva City, GO
4.000%, 02/01/2026	400	452
Granite City, Madison Waste Management, AMT, RB
1.250%, 05/01/2027	4,100	4,096
Illinois State, Finance Authority, Field Museum of Natural History, RB
Callable 03/01/2022 @ 100
0.567%, 11/01/2034 (A)	2,000	2,000
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2050 (A)	1,500	1,663
Illinois State, Finance Authority, University of Illinois Health Services, RB
5.000%, 10/01/2023	250	270
Illinois State, GO
5.000%, 05/01/2022	1,000	1,020
5.000%, 07/01/2022	1,000	1,027
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	1,044
Illinois State, Regional Transportation Authority, Ser B, RB
Callable 12/07/2021 @ 100
0.400%, 06/01/2025 (A)	3,400	3,400
Illinois State, Ser A, GO
5.000%, 11/01/2022	15,695	16,362
Illinois State, Ser C, GO
4.000%, 03/01/2023	1,500	1,567
Illinois State, Ser D, GO
5.000%, 11/01/2022	3,000	3,128
5.000%, 11/01/2024	3,475	3,905
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	3,540	3,540
Illinois State, Toll Highway Authority, Ser C, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	10	11

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kane, Cook & DuPage Counties, Community College District No. 509, Ser B, GO
4.000%, 12/15/2022	$200	$208
Mount Vernon, GO, BAM
4.000%, 12/15/2022	1,065	1,106
Peoria, Ser A, GO, BAM
4.000%, 01/01/2023	750	778
Railsplitter, Tobacco Settlement Authority, RB
5.000%, 06/01/2023	1,090	1,164
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,132
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	218
University of Illinois, Auxillary Facilities Systems Revenue Bonds, Ser A, RB
5.000%, 04/01/2022	500	508
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2022	225	233
4.000%, 12/30/2023	250	267
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2022	200	205
3.000%, 12/01/2023	220	231
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
2.277%, 11/01/2022 (D)	1,625	1,617

		58,582

Indiana — 2.9%
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 01/15/2023	200	206
3.000%, 07/15/2023	200	208
3.000%, 01/15/2024	250	262
Indiana State, Finance Authority, Indiana University Health, RB
Pre-Refunded @ 100
1.650%, 01/01/2022 (A)(E)	1,500	1,502
1.650%, 01/01/2022 (A)(E)	2,000	2,002
Indiana State, Finance Authority, Indiana University Health, RB
Callable 01/01/2025 @ 100
2.250%, 12/01/2058 (A)	7,150	7,543
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,987

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2023	$1,400	$1,497
Marion, High School Building, Ser A, RB
4.000%, 07/15/2022	105	107
4.000%, 01/15/2023	230	239
Rockport City, Indiana Pollution Control Revenue Bonds, AEP Generating Company Project, Ser 1995A, RB
1.350%, 07/01/2025 (A)	1,000	1,008
Rockport City, Indiana Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	11,252
Tender Option Bond Trust Receipts, Ser 2019-XF0756, RB
Callable 02/01/2029 @ 100
0.140%, 02/01/2049 (A)(C)	3,750	3,750
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,295	4,865

		36,428

Iowa — 0.5%
Iowa State, Finance Authority, CJ Bio America Project, RB
0.090%, 04/01/2022 (A)(B)	6,000	6,000

Kansas — 0.8%
Kansas State, Department of Transportation, Ser C, RB
0.569%, 09/01/2024 (A)	1,000	1,007
0.469%, 09/01/2023 (A)	8,450	8,466

		9,473

Kentucky — 3.4%
Ashland, Medical Center Revenue, RB
5.000%, 02/01/2022	500	504
Kentucky State, Asset Liability Commission, Ser A, RB
5.000%, 11/01/2024	2,000	2,260
Kentucky State, Housing Corporation, Cambridge Square Project, RB
Callable 02/01/2024 @ 100
0.300%, 08/01/2024 (A)	1,500	1,496
Kentucky State, Housing Corporation, RB
Callable 06/01/2022 @ 100
1.400%, 12/01/2022 (A)	2,175	2,186
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2025 @ 100
4.000%, 12/01/2049 (A)	7,500	8,282

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 07/01/2022	$1,000	$1,021
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 12/01/2021	1,495	1,495
4.000%, 06/01/2022	1,430	1,456
4.000%, 12/01/2022	2,000	2,071
Kentucky State, Rural Water Finance, RB
0.425%, 12/01/2021	2,000	2,000
Louisville, RB
Callable 12/07/2021 @ 100
0.080%, 06/01/2033 (A)	10,000	10,000
Mercer County, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	6,069
Rural, Water Financing Agency, RB
Callable 02/01/2022 @ 100
0.400%, 05/01/2023	2,135	2,135

		40,975

Louisiana — 2.1%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
Callable 05/01/2022 @ 100
0.600%, 05/01/2043 (A)	4,640	4,642
Louisiana State, Housing Corporation, Hollywood Acres, RB
Callable 12/28/2021 @ 100
0.550%, 12/01/2023	3,000	3,000
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewer, RB
Callable 08/01/2024 @ 100
0.875%, 02/01/2046 (A)	2,000	2,005
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2007A, RB
1.650%, 09/01/2027 (A)	1,255	1,281
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2010B, RB
2.000%, 10/01/2040 (A)	2,000	2,018
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2013C, RB
1.650%, 09/01/2034 (A)	1,310	1,337
Louisiana State, Stadium & Exposition District, RB
Callable 04/01/2023 @ 100
4.000%, 07/03/2023	500	522

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. James Parish, Louisiana Revenue, Nucor Steel Project, Ser A, RB
Callable 12/07/2021 @ 100
0.100%, 11/01/2040 (A)	$3,000	$3,000
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	8,266

		26,071

Maryland — 1.2%
Maryland State, Community Development Administration, Ser B, RB
Callable 01/31/2022 @ 100
0.625%, 06/01/2022	775	775
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	3,000	3,029
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
Callable 01/01/2025 @ 100
5.000%, 07/01/2045 (A)	6,250	7,076
Tender Option Bond Trust Receipts, Ser 2021-XG0335, RB
Callable 07/01/2031 @ 100
0.080%, 07/01/2051 (A)(B)(C)	4,345	4,345

		15,225

Massachusetts — 1.9%
Boston, Housing Authority, Ser B, RB
5.000%, 10/01/2023	350	380
5.000%, 04/01/2025	400	458
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2022	2,195	2,282
5.000%, 10/01/2023	2,400	2,603
Massachusetts State, Development Finance Agency, Lyman Terrace Phase II, RB
Callable 02/01/2022 @ 100
1.390%, 08/01/2022 (A)	4,250	4,257
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2022	400	411
Massachusetts State, Development Finance Agency, Ser B, RB
Callable 07/01/2022 @ 100
0.250%, 07/01/2024 (A)	1,000	996
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (C)	2,500	2,497

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	$725	$776
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	435	533
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	633
5.000%, 07/01/2025	850	963
5.000%, 07/01/2026	1,000	1,164
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
Callable 12/09/2021 @ 100
0.170%, 07/01/2042 (A)	1,325	1,325
Massachusetts State, Housing Finance Agency, Chestnut Park Project, RB
2.400%, 12/01/2023 (A)	2,225	2,225
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB
Callable 06/01/2023 @ 100
0.450%, 12/01/2024	1,000	995
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,366

		23,864

Michigan — 2.8%
Carman-Ainsworth, Community Schools, GO
4.000%, 05/01/2023	1,225	1,287
Dearborn, School District, GO, BAM
3.000%, 05/01/2024	970	1,025
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	500	514
5.000%, 07/01/2023	585	626
Hazel Park, School District, GO
4.000%, 05/01/2022	2,290	2,325
4.000%, 05/01/2023	1,515	1,593
Michigan State, Finance Authority, Bronson Healthcare Group, RB
3.500%, 11/15/2044 (A)	2,450	2,523
Michigan State, Finance Authority, Local Government Loan Program, RB, AGM
5.000%, 07/01/2023	1,085	1,163
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,038
Michigan State, Housing Development Authority, Ser A, RB
2.200%, 04/01/2022	475	478

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Saline, Area Schools, Ser III, GO
5.000%, 05/01/2023	$1,035	$1,104
5.000%, 05/01/2024	1,050	1,166
Tender Option Bond Trust Receipts, Ser 2019-XF2837, RB
Callable 11/02/2029 @ 100
0.130%, 11/15/2050 (A)(C)	6,105	6,105
Tender Option Bond Trust Receipts, Ser 2020-XF0970, RB
0.130%, 05/01/2028 (A)(C)	3,350	3,350
Tender Option Bond Trust Receipts, Ser 2021-XF1115, RB
Callable 10/15/2031 @ 100
0.110%, 10/15/2051 (A)(C)	1,700	1,700
Tender Option Bond Trust Receipts, Ser 2021-XF2936, RB
0.180%, 12/01/2022 (A)(B)(C)	1,175	1,175
University of Michigan, RB
Callable 01/07/2022 @ 100
0.320%, 04/01/2033 (A)	3,035	3,035
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 01/07/2022 @ 100
5.000%, 12/01/2022	2,000	2,019

		35,226

Minnesota — 0.6%
Central Minnesota, Municipal Power Agency, Southern Twin Cities Transmission Project, RB, AGM
5.000%, 01/01/2024	285	312
Maple Grove, Health Care Facilities Revenue, RB
4.000%, 05/01/2022	475	482
Minnesota State, Housing Finance Agency, Rental Housing Bonds, Ser D, RB
Callable 12/01/2021 @ 100
1.400%, 02/01/2022	1,100	1,100
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	605	603
1.050%, 07/01/2026	1,230	1,226
0.950%, 01/01/2026	1,220	1,217
0.875%, 07/01/2025	1,205	1,203
0.800%, 01/01/2025	595	594
Minnesota State, Rural Water Finance Authority, RB
Callable 04/01/2022 @ 100
0.300%, 08/01/2022	525	525

		7,262

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mississippi — 1.2%
Lowndes County, Solid Waste Disposal, Weyerhaeuser Co. Project, Ser C, RB
6.800%, 04/01/2022	$500	$510
Mississippi State, Business Finance, System Energy Resources Project, RB
Callable 01/07/2022 @ 100
2.500%, 04/01/2022	2,625	2,637
Mississippi State, Hospital Equipment & Facilities Authority, Forrest County General Hospital Project, RB
5.000%, 01/01/2022	350	351
Mississippi, Development Bank Special Obligation, Mississippi Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2022	600	621
5.000%, 09/01/2023	810	873
Perry County, Pollution Control Revenue, Leaf River Cellulose Project, RB
Callable 12/07/2021 @ 100
0.110%, 10/01/2041 (A)(C)	5,000	5,000
Warren County, Mississippi Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	2,063
Warren County, Mississippi Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
Callable 06/16/2025 @ 100
1.375%, 08/01/2027 (A)	2,500	2,559

		14,614

Missouri — 0.6%
Centeral Southwest Missouri, Ozarks Technical Community College, COP
5.000%, 03/01/2024	215	236
2.000%, 03/01/2022	200	201
Missouri State, Health & Educational Facilities Authority, BJC Health System, Ser B, RB
4.000%, 05/01/2051 (A)	4,000	4,599
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2026	435	515
Missouri State, Public Utilities Commission, RB
Callable 12/28/2021 @ 100
0.500%, 03/01/2022	2,000	2,000

		7,551

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montana — 0.0%
Montana State, Facility Finance Authority, Billings Clinic Obligated Group, RB
5.000%, 08/15/2023	$440	$464

Nebraska — 0.7%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	500
Douglas County, Hospital Authority No. 2, Ser A, RB
Callable 12/28/2021 @ 100
0.550%, 05/15/2033 (A)(C)	5,000	5,000
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2023 @ 100
0.600%, 01/01/2051 (A)	4,200	4,211

		9,711

Nevada — 0.5%
Nevada State, Department of Business & Industry Revenue Bonds, Brightline West Passenger Rail Project, AMT, RB
Callable 02/01/2022 @ 100
0.250%, 01/01/2050 (A)(C)	5,000	5,000
Washoe County, Water Facilities Refunding Revenue, AMT, RB
2.050%, 03/01/2036 (A)	1,000	1,006

		6,006

New Jersey — 5.7%
Bayonne, GO, AGM
0.725%, 07/01/2023 (D)	1,000	991
Gloucester County, Improvement Authority, The Rowan University Student Project, RB
Callable 03/01/2022 @ 100
0.600%, 03/01/2024	500	500
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2023	1,000	1,053
New Jersey State, Economic Development Authority, American Water Company, AMT, RB
1.150%, 06/01/2023	1,000	1,010
New Jersey State, Economic Development Authority, American Water Company, RB
1.000%, 06/01/2023	1,300	1,312
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	200	205

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Motor Vehicle Surcharges, Ser A, RB
4.000%, 07/01/2022	$4,125	$4,211
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	4,157
5.250%, 04/01/2027 (A)	3,320	4,061
5.000%, 06/15/2023	330	353
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,325	1,399
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100
1.300%, 09/01/2025 (A)	1,050	1,064
New Jersey State, Economic Development Authority, Ser GGG, RB
5.250%, 09/01/2023 (C)	3,500	3,791
New Jersey State, Economic Development Authority, Transit Corp. Project, Ser B, RB
5.000%, 11/01/2024	14,780	16,627
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 06/01/2022 @ 100
0.750%, 05/01/2023 (A)	1,000	1,002
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,389
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,141
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,345	1,478
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.500%, 12/15/2021	3,230	3,236
New Jersey State, Turnpike Authority, Ser C, RB
0.669%, 01/01/2023 (A)	5,665	5,672
New Jersey State, Turnpike Authority, Ser D1, RB
0.769%, 01/01/2024 (A)	1,000	1,006
Newark, Board of Education, GO
5.000%, 07/15/2024	600	667

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Newark, Ser A, GO
5.000%, 10/01/2022	$850	$880
Newark, Ser A, GO, AGM
5.000%, 10/01/2024	1,500	1,675
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,184
Orange Township, GO, AGM
2.000%, 12/01/2022	845	858
Passaic, Ser A, GO
5.000%, 08/01/2022	680	702
5.000%, 08/01/2024	695	775
5.000%, 08/01/2025	700	806
Plainfield, GO, AGM
4.000%, 08/15/2023	1,220	1,296
Ramsey Borough, GO
1.250%, 01/07/2022	1,060	1,061
Tender Option Bond Trust Receipts, Ser 2020-XM0912, RB
0.150%, 01/01/2027 (A)(C)	620	620

		69,182

New Mexico — 0.2%
Farmington, Pollution Control Revenue, AMT, RB
1.200%, 06/01/2040 (A)	1,750	1,758
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	656

		2,414

New York — 11.4%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8063, AMT, RB
Callable 01/24/2022 @ 100
0.450%, 10/01/2045 (A)(B)(C)	1,945	1,945
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2024	1,245	1,404
Long Island, Power Authority, Ser B, RB
Callable 03/01/2024 @ 100
1.650%, 09/01/2049 (A)	1,900	1,948
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100
0.850%, 09/01/2050 (A)	2,000	2,000
Long Island, Power Authority, Ser B, RB
Callable 03/01/2026 @ 100
1.500%, 09/01/2051 (A)	1,500	1,538
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
5.000%, 02/01/2023	2,100	2,212
4.000%, 02/01/2022	3,230	3,250
Metropolitan New York, Transportation Authority, Ser D, RB
0.500%, 11/15/2044 (A)	1,000	1,002

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 01/01/2024 @ 100
0.364%, 11/01/2035 (A)	$2,855	$2,840
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2021	350	350
5.000%, 12/01/2022	400	418
5.000%, 12/01/2023	400	435
5.000%, 12/01/2024	550	621
New Paltz, Ser D, GO
1.500%, 10/07/2022	9,231	9,323
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	2,585	2,706
New York & New Jersey, Port Authority, Ser 195, AMT, RB
5.000%, 10/01/2022	2,045	2,125
New York City, GO, AGM
Callable 12/09/2021 @ 100
0.170%, 08/01/2026 (A)	1,025	1,025
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	815
New York City, Housing Development Authority, RB
Callable 05/01/2022 @ 100
1.100%, 11/01/2059 (A)	12,500	12,533
New York City, Housing Development Authority, RB, FHA
Callable 07/01/2023 @ 100
0.600%, 05/01/2061 (A)	3,000	2,979
New York City, Housing Development Authority, Ser C, RB
Callable 12/23/2021 @ 100
2.350%, 07/01/2022	8,730	8,773
New York City, Housing Development Authority, Ser S, RB
Callable 02/01/2022 @ 100
2.100%, 11/01/2058 (A)	600	602
New York City, Industrial Development Agency, Sustainability Bonds, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	750	821
New York City, Ser 3-REM, GO
Callable 12/07/2021 @ 100
0.100%, 04/01/2042 (A)	1,500	1,500
New York City, Ser C, GO, AGC
Callable 12/10/2021 @ 100
0.220%, 10/01/2027 (A)	2,100	2,100
New York City, Ser F, GO
5.000%, 03/01/2023	1,500	1,590

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2024	$750	$756
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
Callable 01/01/2022 @ 100
0.850%, 11/01/2024	3,890	3,891
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
Callable 09/01/2023 @ 100
0.950%, 05/01/2025	2,110	2,114
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB
Callable 07/01/2022 @ 100
0.750%, 05/01/2025	3,500	3,505
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
Callable 12/28/2021 @ 100
1.600%, 11/01/2024	5,000	5,004
New York State, Mortgage Agency Revenue, AMT, RB
2.250%, 04/01/2022	500	503
New York State, Transportation Development, Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
5.000%, 01/01/2023	1,365	1,431
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2022	250	261
5.000%, 12/01/2023	645	699
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2021	1,100	1,100
5.000%, 12/01/2023	1,800	1,954
5.000%, 12/01/2024	900	1,011
5.000%, 12/01/2025	800	926
5.000%, 12/01/2026	1,000	1,187
New York State, Urban Development, Ser A, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2025	1,235	1,311
Nuveen, New York AMT-Free Quality Municipal Income Fund, Tax Exempt
Callable 12/07/2021 @ 100
0.250%, 05/01/2047 (A)(C)	4,000	4,000
Oyster Bay, GO
4.000%, 11/01/2022	845	873
Oyster Bay, Ser B, GO, BAM
5.000%, 08/15/2022	1,000	1,033

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2020-XF2868, RB
Callable 05/15/2028 @ 100
0.090%, 11/15/2042 (A)(B)(C)	$2,200	$2,200
Tender Option Bond Trust Receipts, Ser 2021-XF1125, RB
Callable 11/15/2031 @ 100
0.110%, 05/15/2051 (A)(C)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2021-XF1236, RB
0.080%, 03/15/2029 (A)(C)	2,190	2,190
Tender Option Bond Trust Receipts, Ser 2021-XG0321, RB
Callable 09/15/2030 @ 100
0.110%, 03/15/2048 (A)(C)	2,505	2,505
Tender Option Bond Trust Receipts, Ser 2021-XL0190, RB
Callable 03/15/2031 @ 100
0.120%, 03/15/2058 (A)(C)	5,000	5,000
Tompkins-Seneca-Tioga, Board of Cooperative Educational Services, RB
2.000%, 06/30/2022	20,000	20,187
Triborough, Bridge & Tunnel Authority, RB
5.000%, 05/15/2050 (A)	3,000	3,565
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,565	1,635
Yonkers, Ser A, GO
4.000%, 02/15/2023	265	276
Yonkers, Ser B, GO
4.000%, 02/15/2023	280	292

		138,264

North Carolina — 2.1%
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	1,000
Columbus County, Industrial Facilities & Pollution Control Financing Authority, Internal Paper Company Project, RB
1.375%, 05/01/2034 (A)	1,000	1,027
North Carolina State, Housing Finance Agency, Ser 47, RB, GNMA/FNMA/FHLMC
0.250%, 01/01/2024	1,930	1,915
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024	17,025	18,595

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of North Carolina at Chapel Hill, Ser A, RB
Callable 05/09/2022 @ 100
0.191%, 12/01/2041 (A)	$2,000	$2,000

		24,537

North Dakota — 0.2%
Cass County, Joint Water Resource District, Ser A, GO
Callable 11/01/2022 @ 100
0.480%, 05/01/2024	1,000	1,001
Larimore, GO
Callable 05/01/2022 @ 100
0.850%, 05/01/2024	1,700	1,700

		2,701

Ohio — 2.8%
Allen County, Hospital Facilities Revenue, Bon Secours Mercy Health, RB
5.000%, 12/01/2021	500	500
American Municipal Power, BAN
1.250%, 11/30/2022	310	313
American Municipal Power, Carey Village Project, BAN
1.250%, 12/01/2021	425	425
American Municipal Power, City of Wapakoneta Project, Ser E, BAN
1.000%, 06/23/2022	500	502
American Municipal Power, Columbus Pioneer Village, BAN
1.250%, 12/01/2022	315	318
American Municipal Power, Combined Hydroelectric Project, RB
5.000%, 02/15/2023	1,000	1,057
American Municipal Power, Combined Hydroelectric Project, RB
Callable 02/15/2024 @ 100
1.000%, 02/15/2048 (A)	1,400	1,418
American Municipal Power, Freemont Energy Center Project, RB
5.000%, 02/15/2023	500	528
American Municipal Power, Prairie State Energy Campus, RB
5.000%, 02/15/2024	840	925
Cleveland, Airport System Revenue, Ser A, AMT, RB
5.000%, 01/01/2025	750	848
Columbus, Ser A, GO
Pre-Refunded @ 100
4.000%, 08/15/2022 (E)	1,875	1,925
Dayton, School District, RB
3.000%, 12/01/2025	170	184

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Fairview Park, City School District, GO
1.536%, 12/01/2022 (D)	$515	$513
Gahanna-Jefferson City, School District, COP, BAM
2.000%, 12/01/2021	710	710
Lancaster, Port Authority, Ser A, RB
Callable 11/01/2024 @ 101
5.000%, 08/01/2049 (A)	3,700	4,193
Lorain, Ser A, GO, BAN
1.500%, 05/04/2022	1,000	1,005
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	3,104
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB
Callable 01/03/2022 @ 100
0.130%, 01/15/2033 (A)	1,405	1,405
Ohio State, Higher Educational Facility Commission, Xavier University Project, RB
5.000%, 05/01/2023	390	414
Ohio State, RB
Callable 12/07/2021 @ 100
0.050%, 01/15/2051 (A)(B)	7,000	7,000
Ohio State, Ser A, RB
5.000%, 06/15/2024	600	670
Ohio State, Ser D, RB
5.000%, 01/15/2039 (A)	1,275	1,378
Ohio State, University Hospital Project, RB
5.000%, 01/15/2023	200	210
5.000%, 01/15/2024	200	219
Ohio State, University Hospital Project, RB
Callable 12/07/2021 @ 100
0.100%, 01/15/2049 (A)	1,500	1,500
Port of Greater Cincinnati, Development Authority, Convention Center Hotel Acquisition & Demolition Project, Ser A, RB
Callable 05/01/2022 @ 100
3.000%, 05/01/2023	5,000	5,020
Toledo, Various Purpose, GO
3.000%, 12/01/2021	180	180

		36,464

Oklahoma — 0.6%
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,039

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oklahoma State, Development Finance Authority, Gilcrease Expressway West Project, AMT, RB
Callable 06/30/2022 @ 100
1.625%, 07/06/2023	$2,840	$2,857
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 12/07/2021 @ 100
0.130%, 08/15/2031 (A)	900	900
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 01/03/2022 @ 100
0.160%, 08/15/2031 (A)	850	850
Tender Option Bond Trust Receipts, Ser 2020-XF2884, RB
Callable 09/01/2029 @ 100
0.090%, 09/01/2045 (A)(B)(C)	1,365	1,365
University of Oklahoma, Ser B, RB
4.000%, 07/01/2022	350	358

		7,369

Oregon — 0.0%
Deschutes & Jefferson Counties, School District, GO
0.656%, 06/15/2024 (D)	470	465
Port of Morrow, Ser A, GO
4.000%, 06/01/2022	220	224
4.000%, 06/01/2023	300	315
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	275	295

		1,299

Pennsylvania — 6.2%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, RB
5.000%, 07/15/2023	1,135	1,220
Bethlehem, School District Authority, RB
Callable 11/01/2024 @ 100
0.384%, 07/01/2031 (A)	1,000	1,000
Central Bradford, Progress Authority, Guthrie Clinic Project, RB
Callable 01/03/2022 @ 100
0.170%, 12/01/2041 (A)	1,065	1,065
Cumberland County, Municipal Authority, AICUP Financing Program-Messiah College Project, RB
3.750%, 05/01/2044 (A)	1,000	1,002
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 12/23/2021 @ 100
0.470%, 09/01/2048 (A)	2,500	2,500

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kiski, School District, GO
5.000%, 03/01/2024	$550	$605
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	281
Laurel Highlands, School District, GO, BAM
3.000%, 02/01/2022	100	100
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	3,610	3,645
Montgomery County, Higher Education & Health Authority, Abington Memorial Hospital Obligated Group, RB
5.000%, 06/01/2022	380	389
Montgomery County, Higher Education & Health Authority, AICUP Financing Program-Gwynedd Mercy University Project, RB
4.000%, 05/01/2036 (A)	1,075	1,088
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	111
2.000%, 02/01/2023	200	204
Pennsbury, School District, GO
4.000%, 08/01/2024	1,260	1,348
4.000%, 08/01/2025	1,090	1,194
Pennsylvania State, Economic Development Financing Authority, PPL Electric Utilities, RB
0.400%, 10/01/2023	1,700	1,697
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, AMT, RB
0.180%, 08/01/2045 (A)	1,000	1,000
Pennsylvania State, Economic Development Financing Authority, Republic Services Project, AMT, RB
0.230%, 06/01/2044 (A)	1,750	1,750
Pennsylvania State, Economic Development Financing Authority, UMPC Revenue Bonds, RB
5.000%, 04/15/2022	450	458
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
Callable 12/01/2023 @ 100
0.450%, 06/01/2041 (A)	500	500
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
Callable 05/01/2024 @ 100
1.750%, 08/01/2038 (A)	7,250	7,432

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
0.950%, 12/01/2033 (A)	$2,260	$2,260
Pennsylvania State, Higher Educational Facilities Authority, Abington Memorial Hospital Obligation Group, Ser A, RB
5.000%, 06/15/2023	6,140	6,577
5.000%, 06/15/2024	11,725	13,053
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program-York College of Pennsylvania Project, RB
3.000%, 05/01/2033 (A)	940	947
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
Callable 09/01/2022 @ 100
5.000%, 03/01/2023	300	310
Pennsylvania State, Housing Finance Agency, Ser 120, RB
Callable 10/01/2025 @ 100
2.350%, 04/01/2027	1,295	1,354
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2024	1,470	1,627
4.000%, 12/01/2025	680	773
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2023 @ 100
0.650%, 12/01/2023 (A)	2,500	2,526
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2022 @ 100
0.750%, 12/01/2023 (A)	2,000	2,008
Philadelphia, Airport Revenue, Ser A, RB
5.000%, 07/01/2024	1,470	1,640
Philadelphia, Authority for Industrial Development, RB
Callable 01/03/2022 @ 100
0.150%, 09/01/2050 (A)	3,000	3,000
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2022	2,700	2,796
5.000%, 09/01/2023	3,000	3,244
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/2022	1,200	1,207
Pittsburgh, Water & Sewer Authority, Ser C, RB, AGM
Callable 06/01/2023 @ 100
0.700%, 09/01/2040 (A)	2,000	2,014

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southcentral Pennsylvania, General Authority, RB
5.000%, 05/01/2023	$135	$144
Southcentral Pennsylvania, General Authortiy, RB
5.000%, 05/01/2022	100	102
Tender Option Bond Trust Receipts, Ser 2020-XF2885, RB
Callable 09/01/2028 @ 100
0.090%, 09/01/2037 (A)(B)(C)	1,250	1,250
Tender Option Bond Trust Receipts, Ser XL0180, RB
Callable 12/01/2031 @ 100
0.110%, 12/01/2051 (A)(B)(C)	1,680	1,680
University of Pittsburgh, Commonwealth System of Higher Education, RB
Callable 08/15/2023 @ 100
0.410%, 02/15/2024 (A)	2,850	2,861
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	534

		80,496

Puerto Rico — 0.0%
Puerto Rico, Industrial Tourist Educational Medical & Enviromental Control Facilities Financing Authority, RB
5.000%, 07/01/2022	145	148
5.000%, 07/01/2024	140	155

		303

Rhode Island — 0.3%
Rhode Island, Housing & Mortgage Finance, Ser S, RB
Callable 04/01/2022 @ 100
0.450%, 10/01/2040 (A)	1,000	1,000
Rhode Island, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2022 @ 100
5.000%, 12/01/2023	2,475	2,584

		3,584

South Carolina — 1.6%
Patriots Energy Group, Financing Agency, Ser A, RB
Callable 11/01/2023 @ 100
4.000%, 10/01/2048 (A)	6,645	7,115
South Carolina, Jobs-Economic Development Authority, Prism Health Obligation Group, RB
Callable 12/07/2021 @ 100
0.160%, 05/01/2048 (A)	5,350	5,350

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	$525	$584
Spartanburg County, School District, Ser D, GO
5.000%, 03/01/2022	2,180	2,205
Tender Option Bond Trust Receipts, Ser 2021-XF1243, RB
0.130%, 06/01/2029 (A)(C)	4,595	4,595

		19,849

Tennessee — 0.6%
Lewisburg, Industrial Development Board, Multifamily Housing Revenue, Lewisburg Summit Apartments Project, RB
1.550%, 09/01/2022 (A)	2,000	2,007
Memphis, Health Educational & Housing Facility Board, Burkle & Main Apartments Project, Ser 2019, RB
1.400%, 11/01/2022 (A)	1,300	1,306
Memphis, Health Educational & Housing Facility Board, Chickasaw Place Apartments Project, Ser 2020, RB
0.625%, 06/01/2023 (A)	1,160	1,162
Tennergy, Gas Revenue, Ser A, RB
4.000%, 09/01/2024	500	547
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,563
Tennessee, Energy Acquisition Gas Project, Ser A, RB
Callable 02/01/2023 @ 100
4.000%, 05/01/2048 (A)	785	821

		7,406

Texas — 9.9%
Alamito, Public Facilities Corporation, HACEP Rad Conversion Program, RB
Callable 12/28/2021 @ 100
1.510%, 05/01/2037 (A)	1,500	1,501
Alvin, Independent School District, Ser B, GO, PSF-GTD
0.450%, 02/15/2036 (A)	2,000	2,003
Angelina & Neches, River Authority, Jefferson Enterprise Energy Project, AMT, RB
0.450%, 12/01/2045 (A)	8,000	8,001
Beaumont, GO
5.000%, 03/01/2024	265	292
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB
Callable 12/28/2021 @ 100
2.100%, 09/01/2037 (A)	2,000	2,002

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, Ser F, RB
Callable 07/01/2024 @ 100
5.000%, 01/01/2025	$1,500	$1,664
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	1,000	995
Coastal Bend, Health Facilities, Ser B, RB, AGM
Callable 12/09/2021 @ 100
0.200%, 07/01/2031 (A)	1,450	1,450
Cypress-Fairbanks, Independent School District, Ser A, GO, PSF-GTD
1.250%, 02/15/2036 (A)	1,165	1,173
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
0.280%, 02/15/2040 (A)	1,500	1,487
Dallas County, Hospital District, GO
5.000%, 08/15/2022	1,875	1,937
Dallas Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2024	1,500	1,695
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,132
5.000%, 11/01/2026	1,250	1,505
5.000%, 11/01/2027	1,750	2,162
Denton, Independent School District, GO, PSF-GTD
2.000%, 08/01/2043 (A)	1,575	1,617
East Downtown, Redevelopment Authority, RB
5.000%, 09/01/2023	390	418
5.000%, 09/01/2025	295	338
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
1.950%, 08/01/2049 (A)	1,660	1,678
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	795	807
0.720%, 08/01/2051 (A)	1,000	998
Galveston, Public Facility, The Oleanders at Broadway, RB
0.470%, 08/01/2025 (A)	1,500	1,495
Harlandale, Independent School District, GO, BAM
Callable 08/15/2022 @ 100
2.000%, 08/15/2040 (A)	3,390	3,424

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101
5.000%, 07/01/2049 (A)	$2,500	$2,610
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101
5.000%, 06/01/2032 (A)	2,040	2,136
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2024 @ 101
5.000%, 06/01/2032 (A)	1,425	1,615
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
Callable 01/07/2022 @ 100
0.900%, 05/15/2050 (A)	1,000	1,001
Harris County, Health Facilities Development, Christus Health Project, Ser A, RB, AGM
Callable 12/09/2021 @ 100
0.170%, 07/01/2031 (A)	900	900
Houston, Airport System Revenue, Ser D, RB
5.000%, 07/01/2023	1,235	1,327
Katy, Independent School District, GO, PSF-GTD
1.500%, 08/15/2050 (A)	1,000	1,028
Midland County, Public Facility, RB Callable 12/01/2022 @ 100
0.350%, 06/01/2024 (A)	1,000	998
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	2,072
Mission, Economic Development, Republic Services Project, AMT, RB
0.200%, 01/01/2026 (A)	1,000	1,000
New Caney, Independent School District, GO, PSF-GTD
1.250%, 02/15/2050 (A)	1,275	1,300
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2023	315	328
3.000%, 08/15/2024	325	345
3.000%, 08/15/2025	335	361
Northside, Independent School District, GO, PSF-GTD
0.700%, 06/01/2050 (A)	2,900	2,904

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Odessa, Housing Finance, Vera Odessa Apartment Project, RB, FHA
Callable 09/01/2022 @ 100
0.350%, 09/01/2023 (A)	$1,500	$1,501
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	325	354
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	200	235
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	9,082
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A, RB, FNMA
0.500%, 05/01/2024	1,190	1,188
San Antonio, Water System, RB
2.625%, 05/01/2049 (A)	1,650	1,742
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,130
South San Antonio, Independent School District, GO, PSF-GTD
0.503%, 08/15/2022 (D)	1,500	1,498
Tender Option Bond Trust Receipts, Ser 2021-MS0002, RB
Callable 06/15/2024 @ 100
0.250%, 06/15/2056 (A)(B)(C)	4,000	4,000
Tender Option Bond Trust Receipts, Ser 2021-XF1098, RB
0.300%, 01/01/2061 (A)(C)	8,850	8,850
Tender Option Bond Trust Receipts,
Ser 2021-XF1099, RB
Callable 01/01/2038 @ 100
0.300%, 01/01/2061 (A)(C)	2,710	2,710
Tender Option Bond Trust Receipts, Ser 2021-XF1109, RB
Callable 08/01/2033 @ 103
0.300%, 07/01/2061 (A)(C)	1,000	1,000
Tender Option Bond Trust Receipts, Ser 2021-XF1119, RB
Callable 08/01/2034 @ 104
0.300%, 08/01/2061 (A)(C)	5,400	5,400
Tender Option Bond Trust Receipts, Ser XL0182, RB
Callable 07/01/2031 @ 100
0.110%, 07/01/2046 (A)(B)(C)	500	500
Texas State, Department of Housing & Community Affairs, RB
Callable 02/01/2022 @ 100
0.700%, 08/01/2040 (A)	1,830	1,831

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply I, RB
Callable 12/07/2021 @ 100
0.778%, 12/15/2026 (A)	$1,110	$1,118
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
0.767%, 09/15/2027 (A)	2,000	2,012
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2022	1,800	1,884
5.000%, 12/15/2023	500	544
Texas State, Municipal Power Agency, RB, AGM
3.000%, 09/01/2022	620	633
3.000%, 09/01/2023	1,500	1,570
University of Texas, RB
0.080%, 01/06/2022	4,000	4,000
Weslaco, Housing Opportunities, Primrose Village Apartments, RB
1.420%, 01/01/2023 (A)	14,760	14,773

		127,254

Utah — 0.3%
Utah State, Infrastructure Agency, RB
4.000%, 10/15/2022	325	335
Utah State, Water Finance Agency, Ser B, RB
Callable 12/07/2021 @ 100
0.070%, 10/01/2035 (A)	3,500	3,500
Vineyard Redevelopment Agency, RB, AGM
5.000%, 05/01/2023	400	426

		4,261

Virginia — 1.9%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	2,000	2,172
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/2041 (A)	2,000	2,001
Hampton Roads, Transportation Accountability Commission, Ser A, RB
5.000%, 07/01/2026	1,000	1,194
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	6,050	6,189
Mizuho Floater, Ser 2020-MIZ9025, RB
Callable 01/07/2022 @ 100
0.120%, 11/01/2035 (A)(B)(C)	4,600	4,600

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Peninsula, Ports Authority, Dominion Terminal Associates Project, Ser R, RB
1.700%, 10/01/2033 (A)	$500	$506
Tender Option Bond Trust Receipts, Ser 2021-XG0329, RB
Callable 09/01/2031 @ 100
0.070%, 09/01/2051 (A)(C)	5,000	5,000
Wise County, Industrial Development Authority, Virginia Electric and Power Company Project, Ser A, RB
0.750%, 10/01/2040 (A)	1,500	1,513

		23,175

Washington — 1.1%
Central Puget Sound, Regional Transit Authority Sales & Rental Car Taxes Revenue, Ser 2015S-, RB
Callable 11/01/2025 @ 100
0.250%, 11/01/2045 (A)	6,000	6,058
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 11/01/2022 @ 100
0.500%, 11/01/2045 (A)	1,525	1,531
Port of Seattle, Ser D, AMT, RB
5.000%, 05/01/2024	1,500	1,660
Seattle, Housing Authority, Northgate Plaza Project, RB
Callable 06/01/2023 @ 100
1.000%, 06/01/2026	1,000	1,001
Tobacco Settlement Authority, RB
5.000%, 06/01/2022	1,250	1,280
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2023	125	133
5.000%, 05/01/2024	160	176
Washington State, Housing Finance Commission, College Glen Apartments Project, Ser A, RB, FHA
1.550%, 07/01/2022 (A)	3,000	3,003

		14,842

West Virginia — 0.4%
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,630
West Virginia, Economic Development Authority, Wheeling Power Company - Mitchell Project, AMT, RB
3.000%, 06/01/2037 (A)	2,000	2,018

		4,648

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin — 3.6%
Clayton Town, Winnebago County, Ser B, RB
Callable 06/01/2024 @ 100
2.000%, 06/01/2026	$1,155	$1,175
Kaukauna, Sanitary Sewer System Revenue, Ser C, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	240	244
Kaukauna, Storm Water System Revenue, Ser D, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	660	670
Mizuho Floater, Ser 2020-MIZ9018, RB
0.300%, 07/01/2027 (A)(B)(C)	2,495	2,495
Public Finance Authority, Renown Regional Medical Center, RB
5.000%, 06/01/2022	550	563
Public Finance Authority, Waste Management Inc. Project, AMT, RB
1.100%, 07/01/2029 (A)	10,550	10,578
1.100%, 04/01/2033 (A)	3,000	3,008
Tender Option Bond Trust Receipts, Ser 2020-XF2873, RB
Callable 01/07/2022 @ 105
0.250%, 04/01/2032 (A)(B)(C)	1,400	1,400
Tender Option Bond Trust Receipts, Ser 2020-XF2887, RB
Callable 06/15/2026 @ 108
0.250%, 06/15/2038 (A)(B)(C)	750	750
Tender Option Bond Trust Receipts, Ser 2020-XF2925, RB
Callable 06/15/2030 @ 100
0.180%, 06/15/2045 (A)(B)(C)	1,000	1,000
Tender Option Bond Trust Receipts, Ser 2021-XF1222, RB, AGM
0.150%, 12/15/2050 (A)(C)	1,000	1,000
Tender Option Bond Trust Receipts, Ser 2021-XF2933, RB
Callable 06/15/2029 @ 100
0.180%, 12/15/2040 (A)(C)	1,650	1,650
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health, RB
Callable 01/27/2022 @ 100
0.500%, 08/15/2054 (A)	600	600
Wisconsin State, Health & Educational Facilities Authority, Saint John’s Communities, RB
3.000%, 09/15/2022	110	112

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	$1,245	$1,240
0.650%, 03/01/2025	1,700	1,695
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 05/01/2023 @ 100
0.500%, 11/01/2050 (A)	600	599
Wisconsin State, Ser A, GO
Pre-Refunded @ 100
4.000%, 05/01/2022 (E)	10,715	10,886
Wood County, RB
0.750%, 03/07/2022	4,500	4,500

		44,165

Multi-State — 1.2%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8084, RB
Callable 12/13/2021 @ 100
0.300%, 04/01/2031 (A)(C)	2,750	2,750
JPMorgan Chase Putters, Ser 5027, AMT, RB
0.220%, 03/20/2024 (A)(C)	9,600	9,600
JPMorgan Chase Putters, Ser 5033, AMT, RB
0.220%, 02/16/2022 (A)(B)(C)	100	100
Tender Option Bond Trust Receipts, Ser 2021-XF2945, RB
Callable 12/15/2029 @ 104
0.180%, 06/15/2043 (A)(B)(C)	2,840	2,840

		15,290

Total Municipal Bonds (Cost $1,240,399) ($ Thousands)		1,248,581

TAX EXEMPT COMMERCIAL PAPER — 0.6%
Mercer County
0.180%, 01/19/2022	2,235	2,235
San Antonio, Electric & Gas
0.090%, 12/16/2021	5,000	5,000

Total Tax Exempt Commercial Paper (Cost $7,235) ($ Thousands)		7,235

Total Investments in Securities — 100.0% (Cost $1,247,634) ($ Thousands)		$1,255,816

Percentages are based on Net Assets of $1,255,519 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $201,768 ($ Thousands), representing 16.1% of the Net Assets of the Fund.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AICUP— Association of Independent Colleges & Universities of Pennsylvania

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN— Bond Anticipation Note

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HACEP— Housing Authority of the City of EI Paso

LLC — Limited Liability Company

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

As of November 30, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2021, there were no transfers of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 69.5%
Alabama — 1.6%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$837
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Callable 07/01/2025 @ 103
6.000%, 07/01/2045 (A)	795	820
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	13,809
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	2,211
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 03/01/2024 @ 100
4.000%, 06/01/2049 (B)	1,565	1,686
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
Callable 05/01/2029 @ 100
4.500%, 05/01/2032 (A)	929	1,001

		20,364

Alaska — 0.0%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (C)	200	8

Arizona — 1.9%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,520
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (A)	1,090	1,246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
Callable 07/01/2029 @ 100
5.000%, 01/01/2037	$1,000	$1,040
5.000%, 01/01/2038	675	700
4.500%, 01/01/2040	965	857
4.500%, 01/01/2049	1,000	982
4.250%, 01/01/2039	1,000	962
4.250%, 01/01/2040	750	725
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103
7.750%, 07/01/2050 (A)	3,000	3,596
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
Callable 12/15/2026 @ 100
5.250%, 12/15/2038 (A)	1,510	1,715
La Paz County, Industrial Development Authority, Charter School Solutions- Harmony Project, RB
5.000%, 02/15/2028	400	454
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
Callable 09/01/2028 @ 100
4.125%, 09/01/2042	2,500	2,897
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (A)	3,565	3,655
Pima County, Industrial Development Authority, Paideia Academics Project, RB
Callable 07/01/2025 @ 100
5.250%, 07/01/2049	1,050	1,102
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 01/07/2022 @ 100
5.000%, 06/01/2037	265	265
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB
Callable 01/07/2022 @ 100
4.000%, 10/01/2023 (A)	50	50

		22,766

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arkansas — 0.3%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
Callable 09/01/2026 @ 103
4.500%, 09/01/2049 (A)	$4,250	$4,691
Cabot, Sales & Use Tax, Refunding and Improvement, Ser B, RB
5.000%, 12/01/2022	100	105

		4,796

California — 6.2%
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (D)	5,000	5,336
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2049 (A)	1,000	1,093
California State, Community Housing Agency, RB
Callable 08/01/2031 @ 100
4.000%, 08/01/2046 (A)	500	505
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
Callable 02/01/2030 @ 100
5.000%, 02/01/2050 (A)	1,000	1,109
California State, Community Housing Agency, The Arbors, Ser A, RB
Callable 08/01/2030 @ 100
5.000%, 08/01/2050 (A)	1,000	1,119
California State, Community Housing Agency, Verdant at Green Valley Project, Ser S, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2049 (A)	2,500	2,768
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	6,111
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
6.682%, 01/01/2035 (E)	935	424
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (A)	1,000	1,149

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	$1,950	$2,320
California State, Municipal Finance Authority, United Airlines Project, AMT, RB
4.000%, 07/15/2029	2,750	3,138
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (A)(C)	3,500	175
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,699
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,681
California State, Public Finance Authority, Enso Village Project, RB
Callable 11/15/2029 @ 102
5.000%, 11/15/2046 (A)	500	574
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (A)	1,000	1,084
5.000%, 06/01/2051 (A)	1,000	1,082
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.500%, 12/01/2058 (A)	2,150	2,635
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (A)	2,500	2,871
California State, Statewide Communities Development Authority, Pasadena Portfolio, RB
Callable 12/01/2031 @ 100
4.000%, 12/01/2056 (A)	500	505

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Pasadena Portfolio, RB
Callable 02/01/2032 @ 100
4.000%, 02/01/2057 (A)	$1,000	$1,011
California State, Statewide Communities Development Authority, Pasadena Portfolio, Ser B-MEZZ, RB
Callable 09/01/2031 @ 100
4.000%, 09/01/2046 (A)	425	432
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
Callable 01/07/2022 @ 100
6.000%, 05/01/2037	7,315	7,348
Chino, Public Financing Authority, SAB
Pre-Refunded @ 100
5.000%, 09/01/2022 (D)	3,180	3,292
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,234
Long Beach, Towne Center Project, SAB
Callable 04/01/2022 @ 100
5.400%, 10/01/2023	650	660
Morongo, Band of Mission Indians, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2042 (A)	1,000	1,184
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	9,423
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
13.222%, 08/01/2038 (E)	5,410	3,866
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,131
5.000%, 09/01/2031	1,000	1,130
5.000%, 09/01/2032	1,000	1,129
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,085	1,210
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,024
Southern California, Tobacco Securitization Authority, RB
Callable 12/01/2029 @ 26
6.222%, 06/01/2054 (E)	5,700	1,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
Callable 12/23/2021 @ 22
7.730%, 06/01/2046 (E)	$12,000	$2,657
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/01/2023 (D)	2,500	2,774
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	844
University of California, Ser Q, RB
Callable 05/15/2031 @ 100
4.000%, 05/15/2051	2,000	2,367
Windsor, Unified School District, Election 2008, Ser D, GO
13.804%, 08/01/2035 (E)	1,800	1,363

		83,573

Colorado — 1.5%
Aviation Station North, Metropolitan District No. 2, Ser A, GO
Callable 09/01/2024 @ 103
5.000%, 12/01/2039	500	535
5.000%, 12/01/2048	500	532
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2037	525	552
Broadway Station, Metropolitan District No. 3, GO
Callable 06/01/2024 @ 103
5.000%, 12/01/2049	500	537
Chambers Highpoint, Metropolitan District No. 2, GO
Callable 09/01/2026 @ 103
5.000%, 12/01/2041	515	548
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,317
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
Callable 01/07/2022 @ 100
3.625%, 11/01/2026 (A)	685	686
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
Callable 07/01/2031 @ 100
4.000%, 07/01/2061 (A)	600	635

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Advent Health Obligation, RB
Callable 11/15/2029 @ 100
4.000%, 11/15/2043	$1,000	$1,173
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2049	5,000	5,697
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022 (F)	500	511
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	813
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/2024 @ 103
6.000%, 12/01/2048	1,145	1,239
Dominion, Water & Sanitation District, RB
Callable 01/07/2022 @ 102
6.000%, 12/01/2046	1,450	1,484
Great Western, Metropolitan District, GO
Callable 12/01/2025 @ 102
4.750%, 12/01/2050	1,000	1,084
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (A)	875	951
Pronghorn Valley, Metropolitan District, Ser A, GO
Callable 09/01/2026 @ 103
4.000%, 12/01/2051	250	255
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 103
5.125%, 12/01/2023 (D)	550	618
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 01/07/2022 @ 103
5.000%, 12/01/2046	1,880	1,941
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102
7.500%, 12/15/2047	1,090	1,133
Village at Dry Creek, Metropolitan District No. 2, GO
Callable 09/01/2024 @ 103
4.375%, 12/01/2044	935	988

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2047	$500	$523

		23,752

Connecticut — 1.3%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (A)	1,000	1,105
5.000%, 09/01/2053 (A)	1,500	1,652
Connecticut State, Special Tax Revenue, RB
Callable 05/01/2030 @ 100
5.000%, 05/01/2038	5,500	7,053
Connecticut State, Special Tax Revenue, Ser A, RB
Callable 09/01/2026 @ 100
4.000%, 09/01/2036	5,000	5,644
New Haven, Ser A, GO
5.000%, 08/01/2026	580	689
5.000%, 08/01/2027	1,000	1,216

		17,359

Delaware — 0.1%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	430
4.625%, 09/01/2032	1,635	1,652

		2,082

Florida — 2.6%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	541
8.000%, 10/01/2042	1,000	1,082
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
Callable 11/15/2023 @ 100
5.625%, 11/15/2043	1,325	1,414
Broward County, Airport System Revenue, Ser Q1, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (D)	2,000	2,080
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (A)(C)	1,585	483

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (C)	$750	$240
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2049 (A)	1,000	1,081
Capital Trust Agency, Wonderful Foundations Charter, RB
Callable 07/01/2030 @ 100
5.000%, 01/01/2055 (A)	3,500	3,881
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
Callable 01/01/2024 @ 107
7.375%, 01/01/2049 (A)	2,250	2,453
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
Callable 06/30/2028 @ 100
4.000%, 06/30/2056 (A)	765	811
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 01/07/2022 @ 102
6.250%, 01/01/2049 (A)(B)	320	326
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 01/07/2022 @ 103
6.500%, 01/01/2049 (A)(B)	2,105	2,148
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
Callable 06/01/2028 @ 100
4.500%, 06/01/2033 (A)	500	579
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	1,865	1,987
Florida State, Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (A)	640	653
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
Callable 04/01/2028 @ 100
6.000%, 04/01/2038	400	196
Miami-Dade County, Special Obligation, Sub-Ser, RB
Callable 10/01/2026 @ 82
4.553%, 10/01/2032 (E)	2,900	2,195

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Transit System, RB
Callable 07/01/2028 @ 100
4.000%, 07/01/2045	$3,000	$3,436
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	990	1,029
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,046
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)	3,620	4,529
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	714
4.000%, 05/15/2028	1,205	1,342
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103
5.750%, 11/15/2054	685	765
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	385
4.500%, 05/01/2023	145	148

		35,544

Georgia — 2.0%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2042	3,000	3,012
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	1,500	1,496
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,661
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2059	500	606
5.000%, 01/01/2063	1,700	2,060
4.000%, 01/01/2049	1,000	1,130

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston County, Healthcare System, Houston Hospital, RB
Pre-Refunded @ 100
5.000%, 04/01/2024 (B)(D)	$10,800	$11,917
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,494

		27,376

Idaho — 0.0%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
Callable 07/01/2028 @ 100
4.625%, 07/01/2029 (A)	365	411

Illinois — 7.1%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 01/07/2022 @ 100
5.700%, 05/01/2036	250	250
Chicago, Board of Education, GO, NATL
4.841%, 12/01/2023 (E)	545	535
Chicago, Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	3,348
5.000%, 12/01/2034	1,400	1,701
5.000%, 12/01/2035	1,500	1,820
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	1,000	1,184
5.000%, 12/01/2027	500	605
Chicago, Board of Education, Ser C, GO
Callable 12/01/2024 @ 100
5.250%, 12/01/2035	2,500	2,772
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	5,000	5,973
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	3,572
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	2,013
Chicago, O’Hare International Airport, Ser D, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2052	3,125	3,701
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	4,026
5.500%, 01/01/2037	2,440	2,799

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	$10,500	$13,012
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (A)	1,600	1,643
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (D)	2,500	2,848
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2033	2,000	2,220
Illinois State, Finance Authority, Acero Charter Schools, RB
Callable 10/01/2031 @ 100
4.000%, 10/01/2042 (A)	250	277
Illinois State, Finance Authority, American Water Capital, RB
Callable 10/01/2029 @ 100
2.450%, 10/01/2039 (B)	1,250	1,342
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (C)	1,750	1,342
5.000%, 02/15/2037 (C)	1,750	1,341
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022 (C)	1,000	975
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (D)	500	575
Illinois State, GO
5.500%, 05/01/2030	2,000	2,612
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,613
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,432
Illinois State, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2026	4,500	4,957
Illinois State, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	2,000	2,130
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100
4.625%, 05/01/2037	2,500	2,909
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	2,972

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Ser D, GO
5.000%, 11/01/2027	$6,000	$7,257
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,072
Illinois State, Sub-Ser D, RB
Callable 06/15/2026 @ 100
3.000%, 06/15/2031	3,005	3,181
Metropolitan Pier & Exposition Authority, RB
Callable 12/15/2031 @ 76
2.820%, 12/15/2041 (E)	1,000	578
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
5.534%, 06/15/2045 (E)	7,500	4,000
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2029	1,250	1,578
Village of Hillside, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2030	1,345	1,483
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
5.922%, 01/01/2033 (E)	100	79
5.683%, 01/01/2031 (E)	300	250
5.228%, 01/01/2029 (E)	400	353

		102,330

Indiana — 1.1%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Pre-Refunded @ 100
5.000%, 07/01/2023 (D)	1,000	1,071
Indiana State, Finance Authority, Polyflow Project, AMT, RB
Callable 03/01/2026 @ 103
7.000%, 03/01/2039 (A)	14,200	13,438

		14,509

Iowa — 0.3%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	170	172
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (B)(D)	615	696
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
Callable 03/01/2024 @ 103
5.000%, 03/01/2028	1,310	1,433

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	$725	$854

		3,155

Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
Callable 11/15/2023 @ 104
5.500%, 11/15/2038	1,025	1,055
Wichita, Presbyterian Manor Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2050	600	647
Wichita, Presbyterian Manor Project, Ser I, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	549
5.000%, 05/15/2047	1,000	1,070
Wyandotte County, Kansas City Unified Government, RB
7.841%, 09/01/2034 (A)(E)	2,500	844

		4,165

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.250%, 11/15/2046	1,000	1,043
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.000%, 11/15/2036	1,700	1,768

		2,811

Louisiana — 1.1%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (A)	900	1,073
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2044 (A)	500	540

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.500%, 11/01/2039 (A)	$800	$914
St. James Parish, Louisiana Revenue, NuStar Logistics, RB
6.100%, 06/01/2038 (A)(B)	6,000	7,914
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (B)	1,140	1,178
2.000%, 06/01/2037 (B)	2,035	2,072

		13,691

Maine — 0.3%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
5.375%, 12/15/2033 (A)(C)	2,000	1,100
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,979

		4,079

Maryland — 0.9%
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Pre-Refunded @ 100
5.000%, 05/15/2023 (D)	10,000	10,692
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB
Callable 11/01/2026 @ 102
7.000%, 08/01/2048	1,500	1,757

		12,449

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2040	1,600	1,906

Michigan — 2.2%
Detroit, GO
5.000%, 04/01/2026	1,000	1,149
Detroit, Ser B-1, GO
Callable 01/07/2022 @ 100
4.000%, 6.000%, 04/01/2044, 12/31/2044(B)(G)	3,800	3,581

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Grand Traverse, Public School Academy Revenue and Refunding, RB
Callable 01/07/2022 @ 100
5.000%, 11/01/2036	$300	$300
Kentwood, Economic Development Authority, Holland Home Obligation Group, RB
Callable 11/15/2028 @ 103
4.000%, 11/15/2043	750	801
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	3,000	3,336
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	6,108
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
4.300%, 09/01/2030	120	127
Michigan State, Finance Authority, Public School Acamdemy, Bradford Academy Project, RB
Callable 09/01/2030 @ 100
5.000%, 09/01/2050	310	330
4.800%, 09/01/2040	185	197
Michigan State, Finance Authority, RB
6.875%, 06/01/2045 (E)	5,000	1,567
Michigan State, Finance Authority, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (D)	4,500	4,626
Michigan State, Tobacco Settlement Finance Authority, Ser B, RB
Callable 12/23/2021 @ 13
10.412%, 06/01/2046 (E)	21,000	2,733
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
18.239%, 06/01/2058 (E)	125,250	6,484

		31,339

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	755	804
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (A)	750	854

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minneapolis, NorthEast College Prep Project, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2055	$710	$772
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
Callable 05/01/2025 @ 100
5.850%, 11/01/2058 (A)(B)	500	537
St. Cloud, Health Care Revenue, Centracare Health System, RB
Callable 05/01/2029 @ 100
4.000%, 05/01/2049	4,000	4,564
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	415	396

		7,927

Missouri — 0.3%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
Callable 08/15/2024 @ 102
5.000%, 08/15/2051	1,050	1,128
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (A)	120	121
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,385	2,692

		3,941

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,617

Nebraska — 0.6%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,174
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	2,200	2,209

		7,383

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nevada — 0.8%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (A)	$2,453	$2,391
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 08/15/2028 @ 100
6.950%, 02/15/2038 (A)	3,000	3,225
Reno, Sub-Ser D, RB
Callable 07/01/2028 @ 14
8.661%, 07/01/2058 (A)(E)	10,000	1,093
Reno, Sub-Ser, TRAN
Callable 07/01/2038 @ 31
7.285%, 07/01/2058 (A)(E)	20,000	3,518

		10,227

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority Act, Ser A, RB
5.000%, 08/01/2059	1,500	2,405

New Jersey — 2.4%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2030	2,500	3,038
New Jersey State, Economic Development Authority, School Facilities Construction, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2024	1,055	1,114
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2026 (A)	8,500	10,180
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100
3.125%, 07/01/2029	445	451
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,325
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2057	2,250	2,691

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	$3,770	$4,396
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.650%, 12/15/2030 (E)	1,000	844
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,429
Newark, GO
3.543%, 04/01/2033 (E)	6,220	4,227
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,749

		33,444

New York — 7.4%
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,716
Build NYC Resource, Prepatory Charter School Project, RB
Callable 06/15/2031 @ 100
4.000%, 06/15/2056	450	484
Hempstead Town, Local Development, Acadamy Charter School Project, RB
Callable 02/01/2030 @ 100
4.600%, 02/01/2051	500	509
Hempstead Town, Local Development, Academy Christian School Project, RB
Callable 02/01/2028 @ 100
6.760%, 02/01/2048	1,000	1,181
Metropolitan Transportation Authority, Ser B, RB
5.000%, 11/15/2026	12,295	14,655
Metropolitan Transportation Authority, Ser D, RB
Callable 05/15/2028 @ 100
5.000%, 11/15/2031	1,250	1,510
Monroe County, Industrial Development, Ann’s Community Project, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2040	1,500	1,686

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
7.102%, 03/01/2026 (B)	$425	$468
7.092%, 03/01/2025 (B)	400	433
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 12/23/2021 @ 12
18.028%, 06/01/2055 (E)	57,000	6,433
New York Counties, Tobacco Trust V, Sub-Ser, RB
Callable 12/23/2021 @ 11
11.293%, 06/01/2055 (E)	28,000	2,933
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (D)	10	11
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/2028 @ 100
4.000%, 03/15/2048	8,000	9,217
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,486
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (A)	4,000	4,441
5.000%, 11/15/2044 (A)	10,750	11,738
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,403
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,646
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2029	545	663
5.000%, 01/01/2031	1,000	1,204
5.000%, 01/01/2033	4,085	4,899
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100
4.375%, 10/01/2045	3,000	3,466

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Transportation Development, JFK International Airport Project, AMT, RB
Callable 08/01/2030 @ 100
5.250%, 08/01/2031	$1,410	$1,684
Onondaga County, Trust for Cultural Resources, Syracuse University Project, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2049	4,440	5,213
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
Callable 06/01/2031 @ 28
3.689%, 06/01/2066 (E)	2,500	502
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB, XLCA
5.693%, 01/01/2028 (A)	2,000	2,006
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,907
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2045	4,250	4,738
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	1,003
5.250%, 09/15/2053	2,500	2,501
Western Regional, Off-Track Betting, RB
Callable 06/01/2031 @ 100
4.125%, 12/01/2041 (A)	200	203

		103,939

North Carolina — 0.0%
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022 (F)	465	481
5.000%, 09/01/2023 (F)	610	658
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Pre-Refunded @ 100
4.000%, 09/01/2022 (D)	400	411

		1,550

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Dakota — 0.2%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
Callable 06/15/2026 @ 103
7.000%, 12/15/2043 (A)	$1,500	$1,512
6.625%, 12/15/2031 (A)	1,000	1,011

		2,523

Ohio — 3.8%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100
4.000%, 06/01/2048	6,000	6,783
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
6.110%, 06/01/2057 (E)	59,500	9,809
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	7,335	8,416
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2044	4,000	4,616
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Pre-Refunded @ 100
5.500%, 06/01/2022 (D)	5,000	5,132
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (A)(C)	650	228
6.500%, 12/01/2037 (A)(C)	1,100	385
Montgomery County, Trousdale Foundation Properties Project, RB
Callable 04/01/2028 @ 100
6.250%, 04/01/2049 (A)	1,900	933
6.000%, 04/01/2038 (A)	1,615	793
Ohio State, Air Quality Development Authority, American Electric Corporation, AMT, RB
2.100%, 04/01/2028 (B)	3,420	3,539
Ohio State, Air Quality Development Authority, Ohio Valley Electric Corporation, RB
3.250%, 09/01/2029	2,510	2,719
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2049 (A)	2,250	2,633

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100
5.000%, 12/01/2026	$1,500	$1,530
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
Callable 12/01/2027 @ 103
7.000%, 12/01/2042 (A)	3,000	3,447

		50,963

Oklahoma — 0.5%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2025	1,500	1,652
Oklahoma State, Development Finance Authority, Oklahoma City University, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2036	2,980	3,342
Oklahoma State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
4.000%, 01/01/2048	2,000	2,276
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (C)	2,163	11
6.875%, 11/01/2046 (C)	1,081	5
6.625%, 11/01/2036 (C)	522	3

		7,289

Oregon — 0.3%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
Callable 11/15/2025 @ 102
5.000%, 11/15/2052	1,500	1,638
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (A)(C)	11,100	2,387

		4,025

Pennsylvania — 1.8%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029	300	340
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100
7.750%, 12/01/2037	4,000	4,720

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	$275	$301
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	554
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
Callable 09/01/2028 @ 100
4.000%, 09/01/2049	1,000	1,129
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,150
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	2,000	2,437
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(B)	2,040	2,516
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2031 @ 100
5.000%, 12/01/2047	2,750	3,512
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,032
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (A)	2,000	2,130
Scranton, GO
5.000%, 09/01/2023 (A)	1,000	1,054
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
Callable 07/15/2028 @ 100
6.500%, 07/15/2048 (A)	2,800	3,318
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	375	382

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	$345	$351

		25,926

Puerto Rico — 6.9%
CPR Custodial Receipt, Ser 2021-1, RB
0.605%, 01/01/2045 (A)	6,500	6,183
Puerto Rico Commonwealth, GO
5.000%, 07/01/2035 (C)	1,600	1,580
Puerto Rico Commonwealth, Government Employees Retirement System, Ser A, RB
6.200%, 07/01/2039 (C)	2,000	255
Puerto Rico Commonwealth, Government Employees Retirement System, Ser B, RB
6.300%, 07/01/2038 (C)	1,000	127
Puerto Rico Commonwealth, Ser A-PSA, GO
8.000%, 07/01/2035 (C)	4,000	3,500
5.500%, 07/01/2032 (C)	1,500	1,472
5.125%, 07/01/2028 (C)	560	546
Puerto Rico Commonwealth, Ser A-PSA, GO
5.500%, 07/01/2039 (C)	3,000	2,820
5.000%, 07/01/2041 (C)	5,300	4,757
Puerto Rico, Convention Center District Authority, Ser A, RB, AGC
Callable 01/07/2022 @ 100
4.500%, 07/01/2036	810	812
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030 (C)	200	197
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 01/07/2022 @ 100
0.608%, 07/01/2029 (B)	9,040	9,019
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (C)	1,380	1,337
Puerto Rico, Electric Power Authority, Ser ZZ-RSA-1, RB
5.250%, 07/01/2019 (C)	1,265	1,222
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	8,931	8,395
Puerto Rico, Highway & Transportation Authority, Ser G, RB
5.000%, 07/01/2042 (C)	3,000	1,770
Puerto Rico, Highway & Transportation Authority, Ser H-REMK, RB
5.450%, 07/01/2035 (C)	2,340	1,381

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Highway & Transportation Authority, Ser K, RB
5.000%, 07/01/2026 (C)	$3,040	$1,794
Puerto Rico, Highway & Transportation Authority, Ser M, RB
5.000%, 07/01/2046 (C)	10,000	5,900
Puerto Rico, Infrastructure Financing Authority, Ser B, RB
5.000%, 07/01/2037 (C)	4,120	1,967
5.000%, 07/01/2041 (C)	6,500	3,104
5.000%, 07/01/2046 (C)	3,000	1,433
Puerto Rico, Public Buildings Authority, Ser S-PSA, GO
6.000%, 07/01/2041 (C)	4,000	4,450
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A2, RB
Callable 07/01/2028 @ 100
4.784%, 07/01/2058	11,604	13,146
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 30
6.635%, 07/01/2051 (E)	46,000	11,076
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 41
4.508%, 07/01/2046 (E)	5,000	1,666
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	6,043	6,833

		96,742

Rhode Island — 0.2%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,210
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 12/23/2021 @ 17
7.215%, 06/01/2052 (E)	6,890	1,160

		2,370

South Carolina — 1.2%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
Callable 06/01/2030 @ 100
5.000%, 12/01/2046	2,000	2,494
4.000%, 12/01/2044	2,000	2,317

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (A)(C)	$1,000	$400
5.250%, 02/01/2027 (A)(C)	1,000	400
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (C)	155	141
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2050	3,300	3,765
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	7,026

		16,543

Tennessee — 1.0%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,098
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	681
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	500	548
Shelby County, Health Educational & Housing Facilities Board, The Farms at Baily Station, RB
Callable 10/01/2025 @ 104
5.750%, 10/01/2059	2,500	2,687
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,770
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,724

		13,508

Texas — 3.8%
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
Callable 10/01/2031 @ 100
5.000%, 10/01/2050 (A)	500	542

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
Callable 03/01/2026 @ 103
9.000%, 03/01/2039 (A)	$9,770	$11,563
7.000%, 03/01/2039	500	554
Calhoun County, Navigation Industrial Development Authority, AMT, RB
Callable 07/01/2024 @ 103
3.625%, 07/01/2026 (A)	2,000	2,089
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/2025 @ 100
6.125%, 08/15/2048	1,250	1,436
6.000%, 08/15/2038	1,500	1,733
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (D)	7,000	7,598
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Pre-Refunded @ 100
4.750%, 11/15/2022 (D)	2,725	2,844
Houston, Airport System Revenue, United Airlines, AMT, RB
5.000%, 07/15/2027	1,000	1,171
Lewisville, SAB
Callable 01/07/2022 @ 100
5.500%, 09/01/2039 (A)	975	976
New Hope, Cultural Education Facilities Finance, Longhorn Village Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2042	500	536
New Hope, Cultural Education Facilities Finance, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2026 @ 103
5.000%, 12/01/2054	500	555
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	1,250	963
5.000%, 07/01/2031	250	216
5.000%, 07/01/2046	1,000	774
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2047	1,500	1,606

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2054	$250	$251
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2033	150	153
5.000%, 06/15/2038	375	382
4.250%, 06/15/2028	135	137
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,728
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	3,250	3,846
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
Callable 01/07/2022 @ 103
6.000%, 01/01/2025 (A)	1,000	1,032
Port Isabel, GO
Callable 02/15/2029 @ 100
5.100%, 02/15/2049 (A)	1,000	1,133
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	500	502
5.125%, 01/01/2041	500	502
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	735
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
Callable 12/07/2021 @ 100
1.528%, 12/15/2026 (B)	3,000	3,001
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (A)(C)	2,500	1,364

		54,922

Utah — 0.1%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, RB
Callable 08/01/2031 @ 100
4.000%, 08/01/2050 (A)	500	519
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
Callable 06/15/2031 @ 100
5.000%, 06/15/2052 (A)	1,300	1,477

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	$500	$537

		2,533

Vermont — 0.0%
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	630

Virgin Islands — 0.0%
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	645	648

Virginia — 1.5%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,004
Hanover County, Economic Development Authority, Covenant Woods Project, RB
Callable 07/01/2024 @ 103
5.000%, 07/01/2038	375	410
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
Callable 06/01/2025 @ 103
5.000%, 06/01/2044	1,000	1,087
James City County, Economic Development Authority, United Methodist Home Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2023 (D)	2,165	2,333
Lewistown Commerce Center, Community Development Authority, Ser C, TA
Callable 01/07/2022 @ 100
6.050%, 03/01/2054	118	21
Lewistown Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (C)	103	78
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.000%, 07/01/2034 (A)	4,680	4,986
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
Callable 07/01/2034 @ 100
5.500%, 07/01/2044 (A)	1,565	1,711

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2049	$2,500	$2,982
5.000%, 12/31/2052	3,500	4,157
5.000%, 12/31/2056	1,000	1,187

		19,956

Washington — 0.6%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,184
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	1,000	1,161
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (A)	140	142
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (A)	225	244
4.000%, 07/01/2028 (A)	400	423
Washington State, Tobacco Settlement Authority, RB
Callable 12/28/2021 @ 100
5.250%, 06/01/2032	3,090	3,123
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,557

		8,834

West Virginia — 0.6%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
Callable 12/23/2021 @ 12
21.578%, 06/01/2047 (E)	73,250	8,192

Wisconsin — 3.5%
Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
Callable 12/15/2030 @ 38
4.019%, 12/15/2055 (E)	25,000	7,273
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2046	1,000	1,114

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
Callable 08/01/2025 @ 103
5.250%, 08/01/2048	$1,500	$1,571
5.000%, 08/01/2028	1,230	1,296
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
6.500%, 07/01/2050 (A)(C)	1,750	1,197
Wisconsin State, Public Finance Authority, American Dream @ Meadowland Project, RB
6.250%, 08/01/2027 (A)(C)	3,500	3,740
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
Callable 03/01/2028 @ 100
5.000%, 03/01/2038	2,500	2,640
5.000%, 03/01/2048	1,500	1,574
Wisconsin State, Public Finance Authority, Carson Valley Medical Center, RB
Callable 12/01/2031 @ 100
4.000%, 12/01/2041	1,500	1,756
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,310
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (A)	3,500	3,641
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
Callable 07/01/2031 @ 100
4.250%, 07/01/2051 (A)	1,000	1,005
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
Callable 01/01/2032 @ 100
7.000%, 01/01/2050 (A)	3,250	3,242
Wisconsin State, Public Finance Authority, Lake Erie College, RB
Callable 10/01/2029 @ 100
5.875%, 10/01/2054 (A)	2,770	2,931
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (A)	1,750	1,910

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
Callable 10/01/2028 @ 100
4.250%, 10/01/2049	$1,000	$1,083
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (A)	5,070	3,929
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 07/01/2028 @ 100
7.000%, 07/01/2048 (A)	3,500	3,412
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
Callable 03/01/2030 @ 100
5.250%, 03/01/2055 (A)	2,500	2,857

		48,481

Total Municipal Bonds (Cost $871,510) ($ Thousands)		964,983

CORPORATE OBLIGATIONS — 15.3%
Energy — 0.1%
Talen Energy Supply LLC
6.500%, 06/01/2025	1,000	560

Financials — 13.9%
Ally Financial
4.700%, VAR H15T7Y + 3.481%(H)	1,000	1,005
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.868%(H)	500	516
American Express
3.550%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.854%(H)	2,000	1,975
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr + 5.168%(A)(H)	6,900	7,797
AXA
6.379%, VAR ICE LIBOR USD 3 Month + 2.256%(A)(H)	5,200	7,176
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month + 4.174%(H)	2,900	3,144
6.300%, VAR ICE LIBOR USD 3 Month + 4.553%(H)	2,300	2,582

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, VAR ICE LIBOR USD 3 Month + 3.705%(H)	$5,000	$5,300
Bank of New York Mellon
4.625%, VAR ICE LIBOR USD 3 Month + 3.131%(H)	2,200	2,302
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.630%(H)	4,600	4,508
3.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.352%(H)	5,000	5,030
3.542%, VAR ICE LIBOR USD 3 Month + 3.420%(H)	1,000	1,001
Barclays PLC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(H)	1,500	1,644
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.842%(H)	1,000	1,073
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.410%(H)	3,000	2,878
BNP Paribas
7.195%, VAR ICE LIBOR USD 3 Month + 1.290%(H)	6,200	6,231
BP Capital Markets PLC
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.036%(H)	600	627
CAN Community Health
8.500%, 03/01/2028 (A)	2,500	2,762
Capital One Financial
3.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.157%(H)	5,300	5,201
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month + 4.820%(H)	7,325	7,351
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(H)	6,000	5,978
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month + 4.517%(H)	3,800	4,266
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(H)	3,000	2,992
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.417%(H)	4,400	4,356
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month + 3.157%(H)	2,380	2,469

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.313%(H)	$2,200	$2,419
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month + 4.660%(H)	500	550
Comerica
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.291%(H)	2,600	2,821
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.598%(A)(H)	2,000	2,154
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(A)(H)	800	851
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.293%(A)(H)	2,500	2,475
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.554%(A)(H)	2,500	2,399
Depository Trust & Clearing
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.606%(A)(H)	750	750
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(H)	500	550
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(H)	500	530
Goldman Sachs Group
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.623%(H)	1,000	1,057
HSBC Holdings PLC
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr + 3.746%(H)	1,500	1,590
Huntington Bancshares
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.945%(H)	600	683
4.450%, VAR H15T7Y + 4.045%(H)	1,300	1,385
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.446%(H)	3,500	3,782
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.342%(H)	1,000	1,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month + 3.780%(H)	$7,200	$7,731
6.000%, VAR ICE LIBOR USD 3 Month + 3.300%(H)	1,800	1,854
3.932%, VAR ICE LIBOR USD 3 Month + 3.800%(H)	1,200	1,203
3.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.850%(H)	2,300	2,257
3.599%, VAR ICE LIBOR USD 3 Month + 3.470%(H)	1,025	1,026
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month + 3.606%(H)	3,000	3,236
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month + 3.520%(H)	500	544
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.174%(H)	3,800	3,886
3.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.679%(H)	500	482
MetLife
3.850%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.576%(H)	3,800	3,848
Natwest Group PLC
2.452%, VAR ICE LIBOR USD 3 Month + 2.320%(H)	1,300	1,292
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr + 3.388%(A)(H)	5,000	5,341
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month + 3.202%(H)	500	542
PNC Financial Services Group
3.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.595%(H)	1,000	964
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 5.720%(H)	200	232
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr + 5.873%(A)(H)	1,800	2,074
Standard Chartered PLC
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 6.301%(A)(H)	1,000	1,015
7.014%, VAR ICE LIBOR USD 3 Month + 1.460%(A)(H)	4,000	5,542

18	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SVB Financial Group
4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.074%(H)	$500	$497
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.202%(H)	4,100	4,083
Toll Road Investors Partnership II
5.770%, 02/15/2043 (A)(E)	22,000	7,209
Truist Financial
4.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.605%(H)	1,200	1,288
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.003%(H)	7,100	7,303
UBS Group
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.313%(A)(H)	6,000	5,865
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(H)	600	644
US Bancorp
3.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.541%(H)	1,200	1,172
Voya Financial
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.358%(H)	1,200	1,266
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month + 3.990%(H)	2,494	2,712
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(H)	2,200	2,213

		192,548

Health Care — 0.0%
Tower Health
4.451%, 02/01/2050	540	480

Utilities — 1.3%
Dominion Energy
4.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.993%(H)	9,000	9,405
Duke Energy
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%(H)	4,900	5,096

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(H)	$2,500	$2,569
Pacific Gas & Electric
4.950%, 07/01/2050	300	337
4.550%, 07/01/2030	300	327
3.850%, 11/15/2023	50	52
3.750%, 07/01/2028	100	104
3.450%, 07/01/2025	100	104
3.400%, 08/15/2024	100	103
3.300%, 03/15/2027	100	101
3.250%, 06/15/2023	150	153

		18,351

Total Corporate Obligations (Cost $204,869) ($ Thousands)		211,939

U.S. TREASURY OBLIGATIONS — 6.9%
United States Treasury Bills
0.070%, 03/29/2022 (E)	11,800	11,797
0.058%, 03/17/2022 (E)	5,300	5,299
0.056%, 04/21/2022 (E)	4,000	3,999
0.055%, 04/07/2022 (E)	5,100	5,099
0.050%, 02/17/2022 (E)	9,900	9,899
0.050%, 03/10/2022 (E)	7,300	7,299
0.050%, 03/31/2022 (E)	22,200	22,195
0.048%, 03/15/2022 (E)	15,300	15,297
0.045%, 02/10/2022 (E)	3,400	3,399
0.043%, 01/11/2022 (E)	4,800	4,800
0.040%, 01/06/2022 (E)	1,300	1,300
0.038%, 01/25/2022 (E)	4,900	4,900

Total U.S. Treasury Obligations (Cost $95,286) ($ Thousands)		95,283

	Shares

PREFERRED STOCK — 5.6%

Communication Services — 0.2%
AT&T
4.750%(H)	137,000	3,458

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%(H)	31,000	3,099

Financials — 5.0%
Allstate
4.750%(H)	24,500	644

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Arch Capital Group
5.450%(H)	13,693	$349
Associated Banc-Corp
5.875%(H)	13,458	348
Capital One Financial
5.000%(H)	71,700	1,858
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month + 4.130%(H)	85,700	2,322
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month + 4.557%(H)	20,000	2,070
6.125%(H)	20,000	2,027
Equitable Holdings
5.250%(H)	25,000	651
4.300%(H)	25,000	619
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month + 3.710%(H)	80,000	2,186
First Republic Bank
4.000%(H)	100,000	2,288
Fulton Financial
5.125%(H)	10,000	258
Goldman Sachs Group
5.500%, VAR ICE LIBOR USD 3 Month + 3.640%(H)	228,100	6,013
4.000%, VAR ICE LIBOR USD 3 Month + 0.670%(H)	30,599	754
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month + 3.892%(H)	4,000	118
MetLife
5.625%(H)	27,780	726
4.750%(H)	193,891	4,962
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month + 4.320%(H)	107,823	2,962
6.875%, VAR ICE LIBOR USD 3 Month + 3.940%(H)	53,657	1,469
4.000%, VAR ICE LIBOR USD 3 Month + 0.700%(H)	161,113	3,992
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month + 3.821%(H)	110,000	3,067
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month + 4.020%(H)	34,498	955
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month + 4.067%(H)	79,610	2,038

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month + 3.536%(H)	2,600	$72
5.700%, VAR ICE LIBOR USD 3 Month + 3.148%(H)	16,000	439
4.450%(H)	49,094	1,213
RenaissanceRe Holdings
4.200%(H)	40,000	977
State Street
5.900%, VAR ICE LIBOR USD 3 Month + 3.108%(H)	114,090	3,052
5.350%, VAR ICE LIBOR USD 3 Month + 3.709%(H)	5,824	161
Sterling Bancorp
6.500%(H)	36,337	936
Stifel Financial
4.500%(H)	37,500	921
SVB Financial Group
5.250%(H)	1,802	47
Synovus Financial
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%(H)	50,000	1,327
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month + 4.468%(H)	90,342	2,289
3.500%, VAR ICE LIBOR USD 3 Month + 1.020%(H)	16,800	856
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month + 3.850%(H)	73,487	2,229
Voya Financial
5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210%(H)	105,000	2,963
Webster Financial
5.250%(H)	42,731	1,077
Wells Fargo
7.500%(H)	1,468	2,152
6.625%, VAR ICE LIBOR USD 3 Month + 3.690%(H)	53,719	1,460
5.850%, VAR ICE LIBOR USD 3 Month + 3.090%(H)	120,000	3,142
5.625%(H)	5,000	127
Western Alliance Bancorp
4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452%(H)	22,500	583

		68,699

20	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Utilities — 0.2%
Alabama Power
5.000%(H)	9,000	$232
Duke Energy
5.750%(H)	8,727	233
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month + 3.593%	5,032	133
Entergy Texas
5.375%(H)	40,000	1,052
Interstate Power & Light
5.100%(H)	12,917	323
NSTAR Electric
4.780%(H)	10,708	1,097

		3,070

Total Preferred Stock (Cost $73,091) ($ Thousands)		78,326

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	17,399,598	$17,400

Total Cash Equivalent (Cost $17,400) ($ Thousands)		17,400

Total Investments in Securities — 98.6% (Cost $1,262,156) ($ Thousands)		$1,367,931

Percentages are based on Net Assets of $1,387,382 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2021.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2021, the value of these securities amounted to $274,357 ($ Thousands), representing 19.8% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Security is in default on interest payment.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Security is escrowed to maturity.

(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(H)	Perpetual security with no stated maturity date.

A list of the open futures contracts held by the Fund at November 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
U.S. 10-Year Treasury Note	(57)	Mar-2022	$(7,414)	$(7,456)	$(42)

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FGIC— Financial Guaranty Insurance Company

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series TA — Tax Allocation

TRAN – Tax Revenue Anticipation Note

VAR — Variable Rate

The following is a list of the level of inputs used as of November 30, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	964,983	–	964,983
Corporate Obligations	–	211,939	–	211,939
U.S. Treasury Obligations	–	95,283	–	95,283
Preferred Stock	78,326	–	–	78,326
Cash Equivalent	17,400	–	–	17,400

Total Investments in Securities	95,726	1,272,205	–	1,367,931

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Tax-Advantaged Income Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(42)	–	–	(42)

Total Other Financial Instruments	(42)	–	–	(42)

*Futures contracts and Swap Contracts are valued at the unrealized depreciation on the instrument.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 6,114	$ 20,651	$ (9,366)	$ –	$ –	$17,400	17,399,598	$1	$ –

Amounts designated as “—” are $0 or have been rounded to $0.

22	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.4%
New York — 97.4%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$1,162
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	683
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	488
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,018
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	414
5.000%, 08/01/2027	275	334
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	606
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,131
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022 (A)	200	206
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	1,000	1,188
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2025	500	576
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (B)	525	547
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	956
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,205
5.000%, 09/01/2027	1,000	1,237
Long Island, Power Authority, RB
Callable 09/01/2023 @ 100
1.000%, 09/01/2025	1,000	1,007
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,237
Long Island, Power Authority, Ser B, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,500	1,785

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	$1,000	$1,045
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,712
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,418
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,323
Metropolitan New York, Transportation Authority, Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,164
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,045
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,188
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	750	870
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,257
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	795
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,887
Nassau County, Interim Finance Authority, Ser A, RB
Callable 05/15/2031 @ 100
4.000%, 11/15/2032	1,000	1,253
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	919
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,171
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,228

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	$2,000	$2,179
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,553
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,096
New York City, Housing Development Authority, RB, FHA
Callable 07/01/2023 @ 100
0.600%, 05/01/2061 (B)	500	496
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,680
New York City, Housing Development Authority, Ser C, RB
Callable 12/23/2021 @ 100
2.350%, 07/01/2022	1,000	1,005
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,237
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	2,215
New York City, Ser 1, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	1,000	1,229
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,401
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,829
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,235
New York City, Ser F-1, GO
Callable 02/01/2029 @ 100
5.000%, 08/01/2029	1,895	2,407
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,766
5.000%, 04/01/2030	675	882
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2031	1,000	1,340

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	$500	$571
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,332
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
Callable 07/15/2031 @ 100
5.000%, 07/15/2033	1,630	2,176
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	2,000	2,707
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,478
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,118
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	537
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,151
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2024	1,000	1,119
5.000%, 07/01/2027	500	616
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,095	1,416
New York State, Dormitory Authority, Montefiore Obligated Group, RB
5.000%, 09/01/2027	750	912
5.000%, 08/01/2028	1,500	1,857
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	2,060
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,020

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	$1,000	$1,073
5.000%, 07/01/2024	1,000	1,115
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,500	1,794
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	884
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,206
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2025	2,000	2,300
5.000%, 07/01/2025	500	580
5.000%, 07/01/2026	1,100	1,316
5.000%, 03/15/2031	2,000	2,665
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,478
New York State, Dormitory Authority, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2029	2,500	3,076
New York State, Dormitory Authority, Ser A, RB, AGM
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,200	1,552
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,854
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	3,264
5.000%, 03/15/2026 (A)	5	6
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,825
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	489
4.000%, 07/01/2030	830	1,006
New York State, Dormitory Authority, State University Dormitory Facilities Project, RB
5.000%, 07/01/2025	1,000	1,141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, State University Dormitory Facilities Project, Ser A, RB
5.000%, 07/01/2025	$1,000	$1,148
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2023 (C)	1,680	1,806
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	500	598
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	750	805
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,057
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,592
New York State, Mortgage Agency, Ser 232, AMT, RB
5.000%, 04/01/2029	1,700	2,116
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,391
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,212
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2030	1,000	1,283
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,415
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,004
New York State, Urban Development, RB
5.000%, 03/15/2025	500	573

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	$1,200	$1,376
New York State, Urban Development, Ser E, RB
Callable 03/15/2030 @ 100
5.000%, 03/15/2032	1,615	2,091
Onondaga Civic Development, Syracuse University Project, Ser A, RB
5.000%, 12/01/2029	600	784
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	974
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	924
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024 (A)	475	538
Sales Tax Asset Receivable, Ser A, RB
Pre-Refunded @ 100
5.000%, 10/15/2024 (C)	2,500	2,832
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,412
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,257
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser 2017C, RB
5.000%, 11/15/2028	2,000	2,545
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	1,500	1,637
5.000%, 11/15/2024	2,000	2,268
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,335
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,183
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,225
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	866
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,144

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
Callable 07/01/2024 @ 104
5.000%, 07/01/2025	$260	$299
5.000%, 07/01/2026	300	343
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	591
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,002

Total Municipal Bonds (Cost $158,984) ($ Thousands)		165,925

	Shares

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	2,922,315	2,922

Total Cash Equivalent (Cost $2,922) ($ Thousands)		2,922

Total Investments in Securities — 99.1% (Cost $161,906) ($ Thousands)		$168,847

Percentages are based on Net Assets of $170,442 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2021.

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

New York Municipal Bond Fund (Concluded)

The following is a list of the level of inputs used as of November 30, 2021 in valuing the Fund’s investments carried at value ($Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	165,925	–	165,925
Cash Equivalent	2,922	–	–	2,922

Total Investments in Securities	2,922	165,925	–	168,847

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$707	$6,293	$(4,078)	$ —	$ —	$2,922	2,922,315	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.2%
Massachusetts — 97.2%
Boston, Ser A, GO
5.000%, 04/01/2027	$1,000	$1,228
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	552
Boston, Ser A, GO
Callable 11/01/2030 @ 100
4.000%, 11/01/2031	1,500	1,872
Hingham, GO
Callable 08/15/2028 @ 100
4.000%, 02/15/2030	340	410
4.000%, 02/15/2031	320	384
Lowell, GO
5.000%, 09/01/2027	1,520	1,883
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	671
5.250%, 07/01/2031	750	1,030
5.000%, 07/01/2025	1,000	1,163
5.000%, 07/01/2026	1,000	1,197
5.000%, 07/01/2027	1,500	1,849
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,350
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023 (A)	500	537
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2030	1,315	1,749
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,179
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	1,029
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,280
Massachusetts State, Department of Transportation, Sub-Ser C, RB
5.000%, 01/01/2027	1,020	1,240
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	215
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,329

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	$585	$734
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,290
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	237
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
Callable 04/01/2029 @ 100
5.000%, 10/01/2029	1,000	1,268
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	575
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	558
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	596
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	558
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	240
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,201
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,280	2,738
5.000%, 10/15/2028	500	639
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	841
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,110
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	499
Massachusetts State, Development Finance Agency, Northeastern University, Ser A, RB

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 10/01/2025	$970	$1,134
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,123
5.000%, 07/01/2025	1,000	1,158
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (B)	500	581
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 07/31/2029 @ 102
5.000%, 07/01/2050 (C)	1,000	1,294
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	574
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	436
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	942
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,201
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	749
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	210	267
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	1,043
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	445
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	514

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	$500	$655
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	549
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
Callable 01/01/2032 @ 100
5.000%, 07/01/2032	440	595
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,214
5.000%, 07/01/2029	840	1,064
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,218
5.000%, 07/01/2028	1,000	1,244
5.000%, 07/01/2029	500	634
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	250	302
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,161
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,244
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	582
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,148
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,199
5.000%, 07/01/2027	1,000	1,234
5.000%, 01/01/2028	1,500	1,872
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,190
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,489
5.000%, 09/01/2028	1,000	1,269
5.000%, 11/01/2030	1,000	1,332
Massachusetts State, Transportation Fund Revenue, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,210

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2030	$1,000	$1,113
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,195
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,269
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,123
University of Massachusetts, Building Authority, Ser 1, RB
Callable 11/01/2029 @ 100
5.000%, 11/01/2030	1,500	1,947
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2025	500	578
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,213
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	579
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,479
Worcester, GO
Callable 02/15/2028 @ 100
4.000%, 02/15/2030	285	336

Total Municipal Bonds (Cost $79,489) ($ Thousands)		82,929

	Shares

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	2,374,944	2,375

Total Cash Equivalent (Cost $2,375) ($ Thousands)		2,375

Total Investments in Securities — 100.0% (Cost $81,864) ($ Thousands)		$85,304

Percentages are based on Net Assets of $85,327 ($ Thousands).

**	Rate shown is the 7-day effective yield as of November 30, 2021.

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AMT	— Alternative Minimum Tax

Cl	— Class

GO	— General Obligation

RB	— Revenue Bond

Ser	— Series

USD —	U.S. Dollar

The following is a list of the level of inputs used as of November 30, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	82,929	–	82,929
Cash Equivalent	2,375	–	–	2,375

Total Investments in Securities	2,375	82,929	–	85,304

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / November 30, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2021

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2021 ($ Thousands):

Security Description	Value 8/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,058	$2,418	$(3,101)	$ —	$ —	$2,375	2,374,944	$ —	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2021